UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                    Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.2%

Consumer Discretionary—10.3%
Ctrip.com International Ltd. ADR (China)(2)	103,727	$5,471
IMAX Corp. (Canada)(2)	164,560	3,727
Kroton Educacional SA (Brazil)	784,370	4,946
Sony Corp. (Japan)	131,220	4,881

		19,025

Consumer Staples—5.6%
Fomento Economico Mexicano SAB de C.V. ADR (Mexico)	56,147	5,364
Marine Harvest ASA (Norway)(2)	252,707	4,997

		10,361

Energy—6.1%
Statoil ASA (Norway)	296,279	5,926
TechnipFMC plc (France)(2)	194,536	5,384

		11,310

Financials—24.1%
BNP Paribas SA (France)	79,435	6,408
BOC Hong Kong Holdings Ltd. (Hong Kong)	751,000	3,648
CaixaBank SA (Spain)	1,179,110	5,909
DBS Group Holdings Ltd. (Singapore)	380,510	5,840
ING Groep NV (Netherlands)	331,208	6,107
ORIX Corp. (Japan)	356,290	5,745
UBS Group AG Registered Shares (Switzerland)(2)	333,663	5,703
Zurich Insurance Group AG (Switzerland)	17,372	5,299

		44,659

Health Care—6.4%
Allergan plc (Ireland)	22,401	4,591
ICON plc (Ireland)(2)	64,308	7,323

		11,914

Industrials—16.4%
Airbus SE (France)	61,027	5,800
Ashtead Group plc (United Kingdom)	248,896	6,000
Hitachi Ltd. (Japan)	890,215	6,273
Nidec Corp. (Japan)	57,935	7,115
RELX plc (United Kingdom)	241,549	5,299

		30,487

	SHARES	VALUE

Information Technology—8.4%
Broadcom Ltd. (Singapore)	21,517	$5,219
Check Point Software Technologies Ltd. (Israel)(2)	45,130	5,145
SAP SE (Germany)	48,490	5,312

		15,676

Materials—11.0%
Anhui Conch Cement Co., Ltd. Class H (China)	1,367,500	5,453
Fortescue Metals Group Ltd. (Australia)	1,026,881	4,140
HeidelbergCement AG (Germany)	51,909	5,336
Toray Industries, Inc. (Japan)	569,750	5,527

		20,456

Real Estate—3.7%
LendLease Group (Australia)	490,935	6,901

Telecommunication Services—2.5%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	13,111,660	4,556

Utilities—2.7%
Veolia Environnement SA (France)	217,727	5,031

TOTAL COMMON STOCKS (Identified Cost $153,797)		180,376

TOTAL LONG TERM INVESTMENTS—97.2% (Identified Cost $153,797)		180,376

SHORT-TERM INVESTMENT—2.5%

Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	4,567,106	4,567

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,567)		4,567

TOTAL INVESTMENTS—99.7% (Identified Cost $158,364)		184,943

Other assets and liabilities, net—0.3%		601

NET ASSETS—100.0%		$185,544

Abbreviation:

ADR American	Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

Country Weightings †
Japan	16%
France	12
Ireland	6
United Kingdom	6
Singapore	6
Australia	6
Switzerland	6
Other	42

Total	100%

† % of total investments as of September 30, 2017

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$180,376	$180,376
Short-Term Investment	4,567	4,567

Total Investments	$184,943	$184,943

There are no Level 2 (significant unobservable inputs) or 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.1%

Real Estate Investment Trusts—98.1%

DATA CENTERS—11.8%
CoreSite Realty Corp.	9,400	$1,052
CyrusOne, Inc.	21,300	1,255
Digital Realty Trust, Inc.	30,750	3,639
Equinix, Inc.	7,479	3,338

		9,284

DIVERSIFIED—3.8%
JBG SMITH Properties(2)	15,950	546
Vornado Realty Trust	31,900	2,452

		2,998

HEALTH CARE—4.7%
Healthcare Realty Trust, Inc.	34,491	1,115
Healthcare Trust of America, Inc. Class A	74,900	2,232
Welltower, Inc.	5,010	352

		3,699

INDUSTRIAL/OFFICE—30.2%

Industrial—13.1%
DCT Industrial Trust, Inc.	48,057	2,784
Duke Realty Corp.	99,898	2,879
Prologis, Inc.	73,764	4,681

		10,344

Office—17.1%
Alexandria Real Estate Equities, Inc.	21,300	2,534
Boston Properties, Inc.	14,714	1,808
Cousins Properties, Inc.	167,180	1,561
Douglas Emmett, Inc.	49,414	1,948
Highwoods Properties, Inc.	32,667	1,702
Kilroy Realty Corp.	26,664	1,896
Paramount Group, Inc.	123,860	1,982

		13,431

Total Industrial / Office		23,775

LODGING/RESORTS—3.2%
Host Hotels & Resorts, Inc.	36,904	682
Pebblebrook Hotel Trust	7,165	259
RLJ Lodging Trust	72,653	1,599

		2,540

	SHARES	VALUE

Real Estate Investment Trusts—(continued)

RESIDENTIAL—24.1%

Apartments—16.4%
American Campus Communities, Inc.	31,187	$1,377
Apartment Investment & Management Co. Class A	59,700	2,618
AvalonBay Communities, Inc.	18,504	3,302
Equity Residential	41,731	2,751
Essex Property Trust, Inc.	8,155	2,072
Mid-America Apartment Communities, Inc.	7,500	802

		12,922

Manufactured Homes—4.5%
Equity LifeStyle Properties, Inc.	12,842	1,093
Sun Communities, Inc.	28,250	2,420

		3,513

Single Family Homes—3.2%
American Homes 4 Rent Class A	115,300	2,503

Total Residential		18,938

RETAIL—13.9%

Regional Malls—6.1%
Simon Property Group, Inc.	29,601	4,766

Shopping Centers—7.8%
Brixmor Property Group, Inc.	89,802	1,688
Federal Realty Investment Trust	11,600	1,441
Regency Centers Corp.	39,750	2,466
Tanger Factory Outlet Centers, Inc.	22,386	547

		6,142

Total Retail		10,908

SELF STORAGE—6.4%
CubeSmart	97,400	2,528
Extra Space Storage, Inc.	24,448	1,954
Public Storage	2,761	591

		5,073

TOTAL COMMON STOCKS (Identified Cost $55,211)		77,215

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $55,211)		77,215

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENT—1.8%

Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	1,421,359	$1,421

Total SHORT-TERM INVESTMENT (Identified Cost $1,421)		1,421

TOTAL INVESTMENTS—99.9% (Identified cost $56,632)		78,636

Other assets and liabilities, net—0.1%		112

NET ASSETS—100.0%		$78,748

Footnote Legend

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available..
(2)	Non-income producing.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$77,215	$77,215
Short-Term Investments	1,421	1,421

Total Investments	$78,636	$78,636

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

	SHARES	VALUE

COMMON STOCKS—99.6%

Consumer Discretionary—23.8%
Amazon.com, Inc.(2)	9,230	$8,873
Ctrip.com International Ltd. ADR(2)	80,600	4,251
Home Depot, Inc. (The)	27,388	4,480
Las Vegas Sands Corp.	101,082	6,485
McDonald’s Corp.	20,390	3,195
MercadoLibre, Inc.	4,020	1,041
Netflix, Inc.(2)	31,880	5,781
NIKE, Inc. Class B	72,065	3,737
Priceline Group, Inc. (The)(2)	3,789	6,937
Ross Stores, Inc.	55,367	3,575
Starbucks Corp.	58,288	3,131

		51,486

Consumer Staples—6.9%
Costco Wholesale Corp.	10,411	1,710
Monster Beverage Corp.(2)	140,195	7,746
Philip Morris International, Inc.	50,231	5,576

		15,032

Energy—3.4%
Cabot Oil & Gas Corp.	70,663	1,890
Core Laboratories N.V.	23,546	2,324
Pioneer Natural Resources Co.	20,950	3,091

		7,305

Financials—4.5%
Bank of America Corp.	230,540	5,842
Charles Schwab Corp. (The)	67,757	2,964
MarketAxess Holdings, Inc.	5,430	1,002

		9,808

Health Care—11.2%
BioMarin Pharmaceutical, Inc.(2)	36,546	3,401
Celgene Corp.(2)	53,589	7,814
Danaher Corp.	37,577	3,223
HealthEquity, Inc.(2)	45,700	2,312
Illumina, Inc.(2)	16,940	3,375
Zoetis, Inc.	66,584	4,245

		24,370

Industrials—5.8%
Caterpillar, Inc.	30,570	3,812
Kansas City Southern	20,930	2,275

	SHARES	VALUE

Industrials—(continued)
Rockwell Automation, Inc.	11,820	$2,106
Roper Technologies, Inc.	17,562	4,275

		12,468

Information Technology—42.4%
Accenture plc Class A	26,051	3,519
Activision Blizzard, Inc.	61,350	3,958
Alibaba Group Holding Ltd. Sponsored ADR(2)	80,158	13,844
Alphabet, Inc. Class A(2)	3,679	3,582
Amphenol Corp. Class A	79,144	6,699
CoStar Group, Inc.(2)	10,880	2,918
Facebook, Inc. Class A(2)	122,992	21,015
Gartner, Inc.(2)	20,440	2,543
NVIDIA Corp.	39,110	6,992
Paycom Software, Inc.(2)	49,902	3,741
Tencent Holdings Ltd. ADR	99,690	4,378
Visa, Inc. Class A	80,118	8,431
Workday, Inc. Class A(2)	45,080	4,751
Yandex N.V. Class A(2)	166,945	5,501

		91,872

Materials—1.6%
Ecolab, Inc.	27,334	3,516
TOTAL COMMON STOCKS (Identified Cost $118,072)		215,857
TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $118,072)		215,857
SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	1,023,383	1,023
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,023)		1,023
TOTAL INVESTMENTS—100.1% (Identified Cost $119,095)		216,880
Other assets and liabilities, net—(0.1)%		(245)

NET ASSETS—100.0%		$216,635

Abbreviation:
ADR American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(2)	Non-income producing.

Country Weightings †
United States	87%
China	10
Russia	3
Total	100%

† % of total investments as of September 30, 2017

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$215,857	$215,857
Short-Term Investment	1,023	1,023

Total Investments	$216,880	$216,880

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%

Consumer Discretionary—22.3%
Emerald Expositions Events, Inc.	97,150	$2,258
Fox Factory Holding Corp.(2)	146,425	6,311
MercadoLibre, Inc.	11,350	2,939
Ollie’s Bargain Outlet Holdings, Inc.(2)	125,000	5,800

		17,308

Consumer Staples—6.7%
Chefs’ Warehouse, Inc. (The)(2)	145,400	2,806
PriceSmart, Inc.	26,500	2,365

		5,171

Financials—15.1%
FactSet Research Systems, Inc.	12,200	2,197
Financial Engines, Inc.	17,450	606
Interactive Brokers Group, Inc. Class A	89,530	4,033
MarketAxess Holdings, Inc.	12,150	2,242
Morningstar, Inc.	30,740	2,613

		11,691

Health Care—8.3%
Abaxis, Inc.	56,900	2,541
National Research Corp. Class A	102,840	3,877

		6,418

Industrials—20.1%
AAON, Inc.	45,600	1,572
Copart, Inc.(2)	88,700	3,049
HEICO Corp. Class A	57,631	4,391
Old Dominion Freight Line, Inc.	32,000	3,523
Omega Flex, Inc.	41,699	2,996

		15,531

Information Technology—24.3%
ANSYS, Inc.(2)	15,100	1,853
Aspen Technology, Inc.(2)	49,000	3,078
Autohome, Inc. ADR(2)	103,700	6,230
Ellie Mae, Inc.(2)	20,000	1,643
Mesa Laboratories, Inc.	7,035	1,050
NVE Corp.	48,400	3,822
Paycom Software, Inc.(2)	14,700	1,102

		18,778
TOTAL COMMON STOCKS (Identified Cost $35,877)		74,897

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $35,877)		$74,897

SHORT-TERM INVESTMENT—3.3%

Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	2,524,834	2,525
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,525)		2,525

TOTAL INVESTMENTS—100.1% (Identified Cost $38,402)		77,422

Other assets and liabilities, net—(0.1)%		(113)

NET ASSETS—100.0%		$77,309

Abbreviation:

ADR         American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

Country Weightings †
United States	92%
China	8
Total	100%

† % of total investments as of September 30, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$74,897	$74,897
Short-Term Investments	2,525	2,525

Total Investments	$77,422	$77,422

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.1%

Consumer Discretionary—14.3%
Cheesecake Factory, Inc. (The)	86,200	$3,631
Cinemark Holdings, Inc.	84,900	3,074
Sally Beauty Holdings, Inc.(2)	124,000	2,428
Thor Industries, Inc.	33,900	4,268

		13,401

Consumer Staples—7.1%
National Beverage Corp.	38,650	4,795
WD-40 Co.	17,100	1,913

		6,708

Energy—3.3%
Core Laboratories N.V.	31,800	3,139

Financials—14.8%
Artisan Partners Asset Management, Inc. Class A	78,600	2,562
Bank of Hawaii Corp.	45,070	3,757
First Financial Bankshares, Inc.	54,870	2,480
Primerica, Inc.	33,828	2,759
RLI Corp.	40,450	2,320

		13,878

Health Care—6.5%
Anika Therapeutics, Inc.(2)	65,230	3,783
Patterson Cos., Inc.	59,500	2,300

		6,083

Industrials—20.4%
Graco, Inc.	24,570	3,039
Landstar System, Inc.	30,200	3,010
Lincoln Electric Holdings, Inc.	22,010	2,018
RBC Bearings, Inc.(2)	32,600	4,080
SiteOne Landscape Supply, Inc.(2)	71,600	4,160
Watsco, Inc.	18,050	2,907

		19,214

Information Technology—15.5%
American Software, Inc. Class A	124,600	1,415
Badger Meter, Inc.	71,466	3,502
Cass Information Systems, Inc.	48,595	3,083
Cognex Corp.	20,940	2,309
Jack Henry & Associates, Inc.	25,990	2,672

	SHARES	VALUE

Information Technology—(continued)
Manhattan Associates, Inc.(2)	37,750	$1,569

		14,550

Materials—4.2%
Scotts Miracle-Gro Co. (The)	40,492	3,942

Real Estate—12.0%
HFF, Inc. Class A	78,300	3,098
MGM Growth Properties LLC Class A	121,530	3,671
RE/MAX Holdings, Inc. Class A	71,200	4,525

		11,294
TOTAL COMMON STOCKS (Identified Cost $61,696)		92,209
TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $61,696)		92,209

SHORT-TERM INVESTMENT—2.0%

Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	1,844,279	1,844
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,844)		1,844

TOTAL INVESTMENTS—100.1% (Identified Cost $63,540)		94,053

Other assets and liabilities, net—(0.1)%		(120)

NET ASSETS—100.0%		$93,933

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$92,209	$92,209
Short-Term Investment	1,844	1,844

Total Investments	$94,053	$94,053

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—2.1%
U.S. Treasury Note 2.000%, 12/31/21	$1,185		$1,192
1.875%, 2/28/22	1,665		1,665
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,854)			2,857

MUNICIPAL BONDS—0.6%

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	185		183

Virginia—0.5%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655		599

TOTAL MUNICIPAL BONDS (Identified Cost $828)			782

FOREIGN GOVERNMENT SECURITIES—11.1%

Argentine Republic 5.625%, 1/26/22	130		136
7.500%, 4/22/26	540		606
Series NY, 8.280%, 12/31/33	562		653
7.125%, 7/6/36	265		278
7.625%, 4/22/46	150		167
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(4)	825		281
9.375%, 1/13/34	295		104
Federative Republic of Brazil 12.500%, 1/5/22	930	BRL	335
Treasury Note Series F, 10.000%, 1/1/23	870	BRL	290
8.500%, 1/5/24	350	BRL	112
Treasury Note Series F, 10.000%, 1/1/25	860	BRL	286
10.250%, 1/10/28	1,450	BRL	500
5.625%, 1/7/41	310		312
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	340		347
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300		335
Provincia de Buenos Aires 144A, 9.125%, 3/16/24(3)	280		323
144A, 7.875%, 6/15/27(3)	465		505
Republic of Chile 5.500%, 8/5/20	231,500	CLP	384
Republic of Colombia

	PAR VALUE		VALUE
4.375%, 3/21/23	1,823,000	COP	$593
9.850%, 6/28/27	283,000	COP	121
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	$315		335
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475		470
Republic of Ghana 144A 10.750%, 10/14/30(3)	225		292
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	4,196,000	IDR	345
Series FR56, 8.375%, 9/15/26	6,228,000	IDR	522
144A, 4.350%, 1/8/27(3)	270		286
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		235
Republic of South Africa
Series R208, 6.750%, 3/31/21	3,680	ZAR	266
4.875%, 4/14/26	200		202
4.300%, 10/12/28	785		739
Republic of Turkey 7.375%, 2/5/25	500		581
4.875%, 10/9/26	570		566
6.000%, 3/25/27	260		279
4.875%, 4/16/43	420		373
Russian Federation 144A, 7.850%, 3/10/18(3)	30,000	RUB	521
Series 6216, 6.700%, 5/15/19	20,000	RUB	343
Sultanate of Oman 144A 4.750%, 6/15/26(3)	470		465
Ukraine 144A, 7.750%, 9/1/22(3)	275		292
144A, 7.750%, 9/1/26(3)	400		412
United Mexican States
Series M, 6.500%, 6/9/22	6,713	MXN	365
4.150%, 3/28/27	275		289
4.750%, 3/8/44	164		169
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $15,307)			15,015

MORTGAGE-BACKED SECURITIES—15.2%

Agency—4.9%
FNMA
3.000%, 4/1/43	439		443
3.000%, 5/1/43	817		824
3.500%, 1/1/45	177		183
3.500%, 5/1/45	267		277
3.500%, 8/1/45	1,295		1,335
3.000%, 12/1/45	671		674
3.500%, 1/1/46	660		681

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
3.500%, 1/1/46	$532	$548
3.500%, 1/1/47	385	397
4.000%, 4/1/47	155	163
4.000%, 7/1/47	113	119
4.000%, 8/1/47	887	934

		6,578

Non-Agency—10.3%
American Homes 4 Rent Trust
14-SFR2, C 144A, 4.705%, 10/17/36(3)	435	468
15-SFR2, C 144A, 4.691%, 10/17/45(3)	340	367
15-SFR1, A 144A, 3.467%, 4/17/52(3)	325	336
Ameriquest Mortgage Securities, Inc.
Pass-Through Certificates, 03-AR3, M4, (5.850% minus 1 month LIBOR) 4.286%, 6/25/33(2)	324	322
03-10, AF6, 5.210%, 11/25/33(2)	5	5
AMSR Trust 16-SFR1, D 144A , (1 month LIBOR + 2.400%) 3.634%, 11/17/33(2)(3)	335	340
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	100	100
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.090%, 7/25/35(2)	401	414
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	165	170
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	295	298
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A, 4.250%, 4/28/55(3)	275	284
17-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	203	211
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	130	134
17-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	300	314
CIT Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	230	234
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3, 5.000%, 8/25/35	76	75
15-A, A1 144A, 3.500%, 6/25/58(2)(3)	211	215
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	244	245

	PAR VALUE	VALUE

Non-Agency—(continued)
Colony Starwood Homes Trust 16-2A, C 144A , (1 month LIBOR + 2.150%) 3.384%, 12/17/33(2)(3)	$335	$335
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(2)(3)	266	269
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.821%, 4/25/44(2)(3)	128	132
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	113	108
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(2)(3)	77	77
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	290	294
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	217	220
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	115	116
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.312%, 4/25/34(2)	155	156
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM 6.084%, 6/11/50(2)	825	826
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	5	5
JPMorgan Chase Commercial Mortgage Securities Trust 06-LDP7, AM, 6.138%, 4/17/45(2)	7	7
07-LDPX, AM, 5.464%, 1/15/49(2)	99	99
JPMorgan Chase Mortgage Trust 05-A1, 4A1, 3.702%, 2/25/35(2)	14	14
05-A4, 3A1, 3.329%, 7/25/35(2)	16	17
14-1, 1A1 144A, 4.000%, 1/25/44(2)(3)	311	321
16-1, M2 144A, 3.750%, 4/25/45(2)(3)	312	318
16-2, M2 144A, 3.750%, 12/25/45(2)(3)	385	392
16-5, A1 144A, 2.609%, 12/25/46(2)(3)	498	499
MASTR Alternative Loan Trust 05-5, 2A3, 5.500%, 7/25/25	145	136
04-6, 7A1, 6.000%, 7/25/34	265	259
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	199	205

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	$125	$133
New Residential Mortgage Loan Trust 14-1A, A 144A, 3.750%, 1/25/54(2)(3)	315	325
15-2A, A1 144A, 3.750%, 8/25/55(2)(3)	254	263
16-1A, A1 144A, 3.750%, 3/25/56(2)(3)	221	226
16-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	300	322
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	260	270
Pretium Mortgage Credit Partners I LLC 17-NPL2, A1 144A 3.250%, 3/28/57(2)(3)	233	233
Residential Asset Mortgage Products Trust 04-SL1, A8, 6.500%, 11/25/31	20	21
05-SL2, A4, 7.500%, 2/25/32	166	164
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	240	247
Sequoia Mortgage Trust 13-8, B1 3.532%, 6/25/43(2)	193	195
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 3.471%, 4/25/34(2)	175	176
Sutherland Commercial Mortgage Loans 17-SBC6, A 144A 3.192%, 5/25/37(2)(3)	105	105
Towd Point Mortgage Trust 15-1, A2 144A, 3.250%, 10/25/53(2)(3)	255	259
15-6, M1 144A, 3.750%, 4/25/55(2)(3)	130	135
15-5, A2 144A, 3.500%, 5/25/55(2)(3)	315	324
15-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	855	870
Vericrest Opportunity Loan Trust LVI LLC, 17-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	236	238
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	150	151

		13,994
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,344)		20,572

ASSET-BACKED SECURITIES—4.4%

AmeriCredit Automobile Receivables Trust 17-3, D 3.180%, 7/18/23	405	405
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	325	326
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	356	359

	PAR VALUE	VALUE

Drive Auto Receivables Trust 17-2, C 2.750%, 9/15/23	$405	$404
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	231	231
Exeter Automobile Receivables Trust 14-1A, C 144A, 3.570%, 7/15/19(3)	149	150
15-2A, C 144A, 3.900%, 3/15/21(3)	380	386
14-3A, D 144A, 5.690%, 4/15/21(3)	410	423
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	400	403
Flagship Credit Auto Trust 14-1, E 144A, 5.710%, 8/16/21(3)	305	312
16-3, D 144A, 3.890%, 11/15/22(3)	400	403
Foursight Capital Automobile Receivables Trust 17-1, B 144A 3.050%, 12/15/22(3)	320	320
HOA Funding LLC 14-1A, A2 144A 4.846%, 8/20/44(3)	381	356
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	325	327
Prosper Marketplace Issuance Trust 17-2A, B 144A 3.480%, 9/15/23(3)	340	341
Sofi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(3)	172	174
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	264	267
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	335	335
TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,894)		5,922

CORPORATE BONDS AND NOTES—52.8%

Consumer Discretionary—5.5%
Beazer Homes USA, Inc. 144A 5.875%, 10/15/27(3)	215	215
Cablevision Systems Corp. 5.875%, 9/15/22	290	300
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	59	79
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	107
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	295	318
CalAtlantic Group, Inc. 5.250%, 6/1/26	140	145

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
5.000%, 6/15/27	$215	$217
Charter Communications Operating LLC 4.908%, 7/23/25	340	363
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, 3/15/20	250	246
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	200	205
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(3)	120	121
Discovery Communications LLC 3.950%, 3/20/28	325	324
Eldorado Resorts, Inc. 6.000%, 4/1/25	145	152
Expedia Inc. 144A 3.800%, 2/15/28(3)	61	60
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	250	263
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	110	113
Horton (D.R.), Inc. 4.750%, 2/15/23	260	282
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	55	59
Lear Corp. 3.800%, 9/15/27	405	403
M/I Homes, Inc. 144A 5.625%, 8/1/25(3)	220	225
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	210	207
MDC Holdings, Inc. 5.500%, 1/15/24	295	318
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	150	119
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	125	128
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	300	318
SFR Group S.A. 144A 7.375%, 5/1/26(3)	200	216
Signet UK Finance plc 4.700%, 6/15/24	325	322
Station Casinos LLC 144A 5.000%, 10/1/25(3)	70	70
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	150	159
TRI Pointe Group, Inc. 5.875%, 6/15/24	270	289
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	270	271
Vista Outdoor, Inc. 5.875%, 10/1/23	275	283
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	270	261
Wyndham Worldwide Corp. 4.500%, 4/1/27	325	326

		7,484

Consumer Staples—1.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	210	217
BAT Capital Corp.

	PAR VALUE	VALUE

Consumer Staples—(continued)
144A, 3.222%, 8/15/24(3)	$205	$206
144A, 3.557%, 8/15/27(3)	275	276
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	125	133
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	175	189
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	137
MARB BondCo plc 144A 7.000%, 3/15/24(3)	260	256
Post Holdings, Inc. 144A, 5.000%, 8/15/26(3)	235	235
144A, 5.750%, 3/1/27(3)	80	82
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	245	239
Smithfield Foods, Inc. 144A 2.650%, 10/3/21(3)	12	12
Tops Holding LLC 144A 8.000%, 6/15/22(3)	250	166

		2,148

Energy—11.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	193	200
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	160	173
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	130	134
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	199
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	247
Antero Resources Corp. 5.625%, 6/1/23	165	172
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	125	130
Callon Petroleum Co. 6.125%, 10/1/24	235	246
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	280	284
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	260	295
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	270	267
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(10)	375	170
Continental Resources, Inc. 4.500%, 4/15/23	145	145
Denbury Resources, Inc. 5.500%, 5/1/22	150	86
Ecopetrol S.A. 5.875%, 9/18/23	285	316
5.375%, 6/26/26	725	772
Encana Corp. 3.900%, 11/15/21	150	155
8.125%, 9/15/30	155	201

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Energy Transfer Equity LP 5.000%, 10/1/22	$425	$459
EP Energy LLC 6.375%, 6/15/23	155	96
144A, 8.000%, 11/29/24(3)	180	182
EQT Corp. 3.900%, 10/1/27	117	117
FTS International, Inc. 6.250%, 5/1/22	175	160
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	205	209
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	271
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	233
HollyFrontier Corp. 5.875%, 4/1/26	360	392
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	260	284
Kinder Morgan, Inc. 7.750%, 1/15/32	400	514
Matador Resources Co. 6.875%, 4/15/23	330	349
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	190	185
MPLX LP 4.875%, 12/1/24	405	436
Nabors Industries, Inc. 5.500%, 1/15/23	340	333
NGL Energy Partners LP 5.125%, 7/15/19	335	335
NuStar Logistics LP 5.625%, 4/28/27	115	121
Oasis Petroleum, Inc. 6.875%, 1/15/23	265	269
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(10)	492	176
Parker Drilling Co. 7.500%, 8/1/20	365	324
Peabody Energy Corp. 144A, 6.000%, 3/31/22(3)	30	31
144A, 6.375%, 3/31/25(3)	65	67
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370	398
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(3)	274	274
7.375%, 1/17/27	660	727
5.999%, 1/27/28	180	180
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)	650	198
Petroleos Mexicanos 6.875%, 8/4/26	755	859
6.500%, 6/2/41	220	230
5.500%, 6/27/44	200	187
RSP Permian, Inc. 144A 5.250%, 1/15/25 (3)	275	279
SESI LLC 144A 7.750%, 9/15/24(3)	210	217
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	270	272

	PAR VALUE		VALUE

Energy—(continued)
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	$265		$298
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	320		349
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	95		102
6.800%, 3/15/38	85		69
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(3)	16		16
144A, 7.125%, 4/15/25(3)	51		52
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	80		88
YPF S.A. 144A, 8.500%, 3/23/21(3)	180		202
144A, 6.950%, 7/21/27(3)	295		313

			15,045

Financials—14.5%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150		156
3.650%, 7/21/27	310		309
Akbank TAS 144A 7.500%, 2/5/18(3)	935	TRY	259
Allstate Corp. (The) 5.750%, 8/15/53(6)	365		401
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		449
Ares Capital Corp. 3.625%, 1/19/22	210		213
3.500%, 2/10/23	205		203
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		348
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		470
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	330		360
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	520		575
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		414
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	155		175
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505		530
Bancolombia S.A. 5.125%, 9/11/22	545		578
Bank of America Corp. 4.200%, 8/26/24	458		481

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	$390		$419
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435		438
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	70,000	CLP	114
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	215		211
Brookfield Finance LLC 4.000%, 4/1/24	232		240
Capital One Financial Corp. 3.750%, 7/28/26	405		401
Compass Bank 3.875%, 4/10/25	380		379
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	535		540
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440		448
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475		494
FS Investment Corp. 4.250%, 1/15/20	230		236
4.750%, 5/15/22	50		52
Genworth Holdings, Inc. 4.900%, 8/15/23	230		197
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	335		366
HBOS plc 144A 6.750%, 5/21/18(3)	200		206
Huntington National Bank (The) 6.600%, 6/15/18	250		254
ICAHN Enterprises LP 6.000%, 8/1/20	160		165
ING Groep N.V. 6.000% (5)(6)	275		283
iStar, Inc. 6.000%, 4/1/22	110		114
5.250%, 9/15/22	155		157
Jefferies Group LLC 5.125%, 1/20/23	165		180
4.850%, 1/15/27	60		63
JPMorgan Chase & Co. 2.950%, 10/1/26	475		465
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410		458
Leucadia National Corp. 5.500%, 10/18/23	250		267
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25		32
Lincoln National Corp. , (3 month LIBOR + 2.040%) 3.347%, 4/20/67(2)(6)	365		330
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	600		663
Navient Corp. 6.750%, 6/25/25	215		224
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	350		368
OM Asset Management plc 4.800%, 7/27/26	270		279

	PAR VALUE	VALUE

Financials—(continued)
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	$610	$655
Prudential Financial, Inc. 5.875%, 9/15/42	405	449
Santander Bank NA 8.750%, 5/30/18	200	209
Santander Holdings USA, Inc. 144A, 3.700%, 3/28/22(3)	195	199
144A, 4.400%, 7/13/27(3)	200	204
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)	315	321
Springleaf Finance Corp. 6.125%, 5/15/22	115	122
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	335	340
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	360	364
Toronto-Dominion Bank (The) 3.625%, 9/15/31	135	134
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	350	359
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	405	411
Voya Financial, Inc. 5.650%, 5/15/53	290	308
Wells Fargo & Co. 5.900%, 12/29/49	475	517

		19,556

Health Care—3.3%
Abbott Laboratories 3.750%, 11/30/26	405	415
Becton Dickinson & Co. 3.363%, 6/6/24	71	72
3.700%, 6/6/27	420	423
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	50	51
Community Health Systems, Inc. 6.875%, 2/1/22	75	59
6.250%, 3/31/23	80	79
Concordia International Corp. 144A 9.000%, 4/1/22(3)	65	51
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	135	129
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(17)	150	156
Endo Dac 144A, 6.000%, 7/15/23(3)	100	83
144A, 6.000%, 2/1/25(3)	190	154
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	60	65
HCA, Inc. 5.250%, 6/15/26	130	140

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	$170	$178
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	205	220
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	205	201
Owens & Minor, Inc. 3.875%, 9/15/21	75	76
SP Finco LLC 144A 6.750%, 7/1/25(3)	50	47
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	278
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	165	156
Tenet Healthcare Corp. 8.125%, 4/1/22	60	61
144A, 4.625%, 7/15/24(3)	70	69
144A, 5.125%, 5/1/25(3)	65	64
144A, 7.000%, 8/1/25(3)	220	207
Valeant Pharmaceuticals International, Inc. 144A, 6.375%, 10/15/20(3)	145	145
144A, 7.500%, 7/15/21(3)	50	50
144A, 6.500%, 3/15/22(3)	20	21
144A, 5.875%, 5/15/23(3)	205	181
144A, 7.000%, 3/15/24(3)	30	32
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	165	164
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	409

		4,436

Industrials—3.5%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	320	348
Avantor, Inc. 144A 6.000%, 10/1/24(3)	125	128
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	140	136
CNH Industrial N.V. 4.500%, 8/15/23	280	296
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	247
Embraer Netherlands Finance BV 5.400%, 2/1/27	150	162
GATX Corp. 3.250%, 9/15/26	60	59
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	130	129
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	285
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	285	300
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	265	281
Masco Corp. 5.950%, 3/15/22	296	333
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	22
Owens Corning 3.400%, 8/15/26	330	325

	PAR VALUE	VALUE

Industrials—(continued)
Pitney Bowes, Inc. 3.875%, 5/15/22	$391	$385
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	130	143
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	65	69
TransDigm, Inc. 6.500%, 5/15/25	90	93
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	686	748
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(3)	208	212

		4,701

Information Technology—1.9%
Arrow Electronics, Inc. 3.875%, 1/12/28	340	339
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	155	138
Broadcom Corp. 144A, 3.000%, 1/15/22(3)	105	107
144A, 3.625%, 1/15/24(3)	260	267
Dell International LLC 144A, 5.450%, 6/15/23(3)	70	77
144A, 8.100%, 7/15/36(3)	140	175
Flex Ltd. 4.750%, 6/15/25	375	405
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	265	283
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	260	254
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	15	15
VMware, Inc. 2.950%, 8/21/22	217	218
3.900%, 8/21/27	230	232

		2,510

Materials—5.4%
AK Steel Corp. 7.500%, 7/15/23	130	141
7.000%, 3/15/27	195	199
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	200	213
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	452
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	435	430
ArcelorMittal 6.125%, 6/1/25	300	345
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	225	265
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	150	157
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	300	301
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	350

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	$130	$146
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	249
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	392
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	345	358
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	310
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	390	418
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	130	132
144A, 5.000%, 5/1/25(3)	300	304
OCP SA 144A 5.625%, 4/25/24(3)	320	345
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	195	221
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	325	331
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	260	289
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	175	191
Tronox Finance plc 144A 5.750%, 10/1/25(3)	65	67
Vale Overseas Ltd. 5.875%, 6/10/21	205	226
6.250%, 8/10/26	135	153
Vedanta Resources plc 144A 6.125%, 8/9/24(3)	215	218
Venator Finance S.a.r.l. 144A 5.750%, 7/15/25(3)	55	57

		7,260

Real Estate—1.9%
EPR Properties 4.750%, 12/15/26	130	134
4.500%, 6/1/27	205	208
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	200	207
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180	180
Hospitality Properties Trust 4.950%, 2/15/27	195	204
MPT Operating Partnership LP 5.500%, 5/1/24	165	173
5.000%, 10/15/27	155	159
Physicians Realty LP 4.300%, 3/15/27	330	337
Select Income REIT 4.500%, 2/1/25	385	389
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	325	274
WP Carey, Inc. 4.600%, 4/1/24	345	361

		2,626

	PAR VALUE		VALUE

Telecommunication Services—2.3%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	$105
AT&T, Inc. 3.400%, 8/14/24	$213		213
4.250%, 3/1/27	195		200
3.900%, 8/14/27	295		295
5.250%, 3/1/37	65		68
4.800%, 6/15/44	265		258
5.650%, 2/15/47	135		147
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100		107
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		337
Frontier Communications Corp. 6.250%, 9/15/21	135		111
10.500%, 9/15/22	135		118
GTH Finance BV 144A 7.250%, 4/26/23(3)	300		340
Qwest Corp. 7.250%, 9/15/25	185		205
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	200		203
Verizon Communications, Inc. 4.125%, 3/16/27	395		412

			3,119

Utilities—1.8%
AmeriGas Partners LP 5.500%, 5/20/25	110		113
Dynegy, Inc. 7.375%, 11/1/22	225		235
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	250		259
Exelon Corp. 3.497%, 6/1/22	540		556
Ferrellgas Partners LP 8.625%, 6/15/20	50		48
6.750%, 6/15/23	270		260
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375		353
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300		335
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	45		44
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)	285		296
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(1)(10) (14)	396		—	(15)
Vistra Operations Company LLC 144A 11.500%, 10/1/20(1)(3)(10)(14)	465		—	(15)

			2,499
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $70,588)			71,384

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(2) —7.4%

Consumer Discretionary—1.8%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.561%, 7/23/21	$140	$131
Second Lien, (1 month LIBOR + 6.500%) 7.735%, 7/25/22	280	250
Affinity Gaming LLC , (3 month LIBOR + 3.500%) 4.833%, 7/1/23	363	363
Caesars Entertainment Operating Co., Inc. Tranche B-6 (3 month PRIME + 1.5000%)1.500%, 3/1/20(11)	243	294
Caesars Entertainment Resort Properties LLC Tranche B, First Lien , (1 month LIBOR + 3.500%) 4.735%, 10/11/20	267	267
Caesars Growth Properties Holdings LLC First Lien (1 month LIBOR + 3.000%) 4.235% 5/8/21	125	125
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.083%, 2/22/23	45	45
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.235%, 6/30/24	85	85
Laureate Education, Inc. 2024 , (1 month LIBOR + 4.500%) 5.735%, 4/26/24	151	152
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.320%, 4/29/24	50	49
Scientific Games International, Inc. Tranche B-4 , (1 month LIBOR + 3.250%) 4.504%, 8/14/24	165	165
Seminole Tribe of Florida Tranche B , (3 month LIBOR + 2.000%) 3.456%, 7/8/24	220	221
U.S. Farathane LLC , (weekly LIBOR + 3.500%) 4.833%, 12/31/21	168	169
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.490%, 8/18/23	175	176

		2,492

Consumer Staples—0.6%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 3.985%, 8/25/21	228	219
Chobani LLC
Tranche B, (1 month LIBOR + 3.500%) 0.000%, 10/7/23(8)	50	50
First Lien, (1 month LIBOR + 4.250%) 5.485%, 10/10/23	68	69

	PAR VALUE	VALUE

Consumer Staples—(continued)
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.250%, 9/29/23	$100	$100
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 3.804%, 10/30/22	90	88
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.083%, 6/30/24	135	136
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.522%, 2/1/23	159	161

		823

Energy—0.9%
California Resources Corp. , (1 month LIBOR + 10.375%) 11.609%, 12/31/21	190	202
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 8.814%, 8/23/21	44	47
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 6.280%, 3/18/24	131	129
Jonah Energy LLC Second Lien , (3 month PRIME + 5.500%) 9.750%, 5/12/21	206	206
Paragon Offshore Finance Co. , (1 month PRIME + 0.000%) 0.000%, 7/16/21(1)(10)(11)(14)	2	—	(15)
Peabody Energy Corp. 2017 , (1 month LIBOR + 3.500%) 4.735%, 3/31/22	106	106
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.333%, 2/21/21	241	176
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.330%, 9/27/24	110	111
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.309%, 4/12/24	175	175

		1,152

Financials—0.3%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.235%, 8/4/25	30	31
FinCo I LLC , (1 month LIBOR + 2.750%) 2.750%, 7/14/22	80	81
Focus Financial Partners LLC First Lien , (3 month LIBOR + 3.250%) 4.549%, 7/3/24	35	35
Walter Investment Management Corp. Tranche B , (1 month LIBOR + 3.750%) 4.985%, 12/18/20	274	251

		398

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—0.6%
21st Century Oncology Holdings, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.465%, 4/30/22(11)	$42	$39
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 3.985%, 3/1/24	114	115
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.500%, 4/29/24	95	95
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.240%, 12/1/23	38	38
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 6.735%, 2/15/23	63	63
lasis Healthcare LLC Tranche B-3 , (3 month LIBOR + 4.000%) 5.274%, 2/17/21	10	10
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19	91	90
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.250%, 6/30/19 (14)	66	65
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.333%, 8/14/22	183	184
PharMerica Corp. Second Lien (3 month LIBOR + 8.250%) 0.000%, 9/26/25(8)	20	20
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.583%, 12/30/22	68	66

		785

Industrials—0.8%
84 Lumber Co. , (1 month LIBOR + 5.750%) 6.987%, 10/25/23	127	128
Accudyne Industries LLC , (3 month LIBOR + 3.750%) 5.083%, 8/18/24	35	35
Hayward Industries, Inc. First Lien , (1 month LIBOR + 3.500%) 4.735%, 8/5/24	40	40
Navistar, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.240%, 8/7/20	139	139
PAE Holding Corp. First Lien , (1 month LIBOR + 5.500%) 6.735%, 10/20/22	119	119
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.067%, 2/28/22	340	343
TransDigm, Inc. Tranche F, (3 month LIBOR + 3.000%) 4.269%, 6/9/23	204	205

	PAR VALUE	VALUE

Industrials—(continued)
Tranche G, (1 month LIBOR + 3.000%) 4.284%, 8/22/24	$30	$30

		1,039

Information Technology—0.6%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.324%, 9/19/25	25	26
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.304%, 6/30/21	68	65
Everi Payments, Inc. Tranche B , (1 month LIBOR + 4.500%) 5.735%, 5/9/24	65	65
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 9.561%, 11/1/24	84	87
NAB Holdings LLC , (3 month LIBOR + 3.500%) 4.833%, 7/1/24	100	100
Presidio LLC Tranche B , (1 month LIBOR + 3.250%) 4.549%, 2/2/22	166	167
Sungard Availability Services Capital, Inc. 2021, Tranche B , (1 month LIBOR + 7.000%) 8.235%, 9/30/21	195	181
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 5.833%, 1/27/23	177	179

		870

Materials—0.9%
Anchor Glass Container Corp. 2017, First Lien, (3 month LIBOR + 2.750%) 4.024%, 12/7/23	74	75
Second Lien, (3 month LIBOR + 7.750%) 9.067%, 12/7/24	58	58
CPG International LLC , (3 month LIBOR + 3.750%) 5.083%, 5/5/24	194	195
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	358	253
KMG Chemicals, Inc. , (1 month LIBOR + 4.250%) 5.485%, 6/15/24	44	45
MacDermid, Inc. Tranche B, (1 month LIBOR + 2.500%) 4.704%, 6/7/20	45	45
Tranche B-5, (1 month LIBOR + 3.500%) 4.735%, 6/7/20	154	154
New Arclin U.S. Holdings Corp. First Lien , (3 month LIBOR + 4.250%) 5.583%, 2/14/24	130	131

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

Materials—(continued)
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.485%, 8/25/23	$196		$197
PQ Corp. Tranche B-1 , (3 month LIBOR + 3.250%) 4.562%, 11/4/22	42		43

			1,196

Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.240%, 3/24/25	64		65

Telecommunication Services—0.3%
Digicel International Finance Ltd. Tranche-B, First Lien , (3 month LIBOR + 3.750%) 5.070%, 5/27/24	20		20
Securus Technologies Holdings, Inc.
(3 month LIBOR + 4.500%) 0.000%, 6/20/24(8)	180		182
(1 month LIBOR + 8.250%) 2nd Lien, 0.000%, 6/20/25(8)	150		151

			353

Utilities—0.6%
APLP Holdings LP , (1 month LIBOR + 4.250%) 5.485%, 4/13/23	269		271
Energy Future Intermediate Holding Co. LLC , (1 month LIBOR + 3.000%) 4.235%, 6/30/18	240		241
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.235%, 4/15/24	124		121
Vistra Operations Co. LLC
Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	34		34
(1 month LIBOR + 2.750%) 3.983%, 8/4/23	149		149

			816

TOTAL LOAN AGREEMENTS (Identified Cost $10,055)			9,989

	SHARES
PREFERRED STOCKS—2.8%

Financials—2.2%
Bank of New York Mellon Corp. Series E 4.950%	290	(9)	301
Citigroup, Inc. Series J, 7.125%	15,800		458
JPMorgan Chase & Co. Series Z, 5.300%	70	(9)	73
KeyCorp Series D, 5.000%	640	(9)	663

	SHARES		VALUE

Financials—(continued)
M&T Bank Corp. Series F, 5.125%	160	(9)	$169
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405	(9)	416
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405	(9)	424
Zions Bancorp 6.950%	14,965		446

			2,950

Industrials—0.6%
General Electric Co. Series D, 5.000%	792	(9)	838

TOTAL PREFERRED STOCKS (Identified Cost $3,487)			3,788

COMMON STOCKS—0.1%

Consumer Discretionary—0.0%
Mark IV Industries(16)	828		26

Energy—0.0%
Frontera Energy Corp.(16)	1,339		47

Utilities—0.1%
Vistra Energy Corp.(1)	7,753		145

TOTAL COMMON STOCKS (Identified Cost $176)			218

AFFILIATED MUTUAL FUND(13)—2.2%
Virtus Newfleet Credit Opportunities Fund Class R6	310,156		3,036

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)			3,036

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(14)(18)	7,753		8

TOTAL RIGHTS (Identified Cost $7)			8

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $132,640)			133,571	(12)

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENT(13)—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,066,411	$1,066

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,066)		1,066

TOTAL INVESTMENTS—99.5% (Identified Cost $133,706)		134,637
Other assets and liabilities, net—0.5%		613

NET ASSETS—100.0%		$135,250

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $55,603 or 41.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(14)	Illiquid security.
(15)	Amount is less than $500.
(16)	Non-income producing.
(17)	100% of the income received was in cash.
(18)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

Country Weightings †
United States	66%
Argentina	3
Mexico	3
Brazil	2
Canada	2
Colombia	2
Turkey	2
Other	20

Total	100%

† % of total investments as of September 30, 2017

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$5,922	$—	$5,922	$—
Corporate Bonds And Notes	71,384	—	71,383	1
Foreign Government Securities	15,015	—	15,015	—
Loan Agreements	9,989	—	9,989	—	*
Mortgage-Backed Securities	20,572	—	20,572	—
Municipal Bonds	782	—	782	—
U.S. Government Securities	2,857	—	2,857	—
Equity Securities:
Affiliated Mutual Fund	3,036	3,036	—	—
Common Stocks	218	—	192	26
Preferred Stocks Rights Short-Term Investment	3,788 8 1,066	1,097 — 1,066	2,691 — —	— 8 —
Total Investments	$134,637	$5,199	$129,403	$35

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

*Amount is less than $500.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Asset- Backed Securities	Corporate Bonds and Notes		Loans Agreements		Common Stocks	Rights

Balance as of December 31, 2016:	$295		$258	$-		$3		$21	$13

Accrued discount/(premium)	-		-	-		-	(c)	-	-
Realized gain (loss)	(193)		2	-		(195)		-	-

Change in unrealized appreciation (depreciation)	192		(8)	1		192		5	2

Purchases	-		-	-		-		-	-

Sales(b)	(259)		(252)	-		-		-	(7)

Transfers into Level 3 (a)	-	(c)(d)	-	-		-	(c)(d)	-	-

Transfers from Level 3 (a)	-		-	-		-		-	-

Balance as of September 30, 2017	$35		$-	$1	(e)	$-	(c)(e)	$26	$8

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfer into Level 3 is due to a security default.
(e)	Includes internally fair valued securities.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.3%

Consumer Discretionary—10.8%
Advance Auto Parts, Inc.	346	$34
Amazon.com, Inc.(1)(2(1)(2))	1,790	1,721
AutoZone, Inc.(2)	132	79
Best Buy Co., Inc.	1,157	66
BorgWarner, Inc.	935	48
CarMax, Inc.(2)	868	66
Carnival Corp.	1,884	122
CBS Corp. Class B	1,640	95
Charter Communications, Inc. Class A(2)	971	353
Chipotle Mexican Grill, Inc.(2)	134	41
Coach, Inc.	1,317	53
Comcast Corp. Class A(1)	21,526	828
Darden Restaurants, Inc.	583	46
Delphi Automotive plc	1,205	119
Discovery Communications, Inc. Class A(2)	721	15
Discovery Communications, Inc. Class C(2)	988	20
DISH Network Corp. Class A(2)	1,066	58
Dollar General Corp.	1,117	91
Dollar Tree, Inc.(2)	1,048	91
Expedia, Inc.	534	77
Foot Locker, Inc.	615	22
Ford Motor Co.(1)	17,697	212
Gap, Inc. (The)	1,031	30
Garmin Ltd.	538	29
General Motors Co.(1)	6,221	251
Genuine Parts Co.	691	66
Goodyear Tire & Rubber Co. (The)	1,180	39
H&R Block, Inc.	971	26
Hanesbrands, Inc.	1,706	42
Harley-Davidson, Inc.	820	39
Hasbro, Inc.	527	51
Hilton Worldwide Holdings, Inc.	960	67
Home Depot, Inc. (The)(1)	5,399	883
Horton (D.R.), Inc.	1,601	64
Interpublic Group of Cos., Inc. (The)	1,851	38
Kohl’s Corp.	799	36
L Brands, Inc.	1,129	47
Leggett & Platt, Inc.	620	30
Lennar Corp. Class A	952	50
LKQ Corp.(2)	1,445	52
Lowe’s Cos., Inc.(1)	3,894	311

	SHARES	VALUE

Consumer Discretionary—(continued)
Macy’s, Inc.	1,427	$31
Marriott International, Inc. Class A	1,402	155
Mattel, Inc.	1,605	25
McDonald’s Corp.(1)	3,678	576
MGM Resorts International	2,262	74
Michael Kors Holdings Ltd.(2)	730	35
Mohawk Industries, Inc.(2)	276	68
Netflix, Inc.(2)	1,935	351
Newell Brands, Inc.	2,148	92
News Corp. Class A	1,791	24
News Corp. Class B	561	8
NIKE, Inc. Class B(1)	5,994	311
Nordstrom, Inc.	521	25
O’Reilly Automotive, Inc.(2)	402	87
Omnicom Group, Inc.	1,022	76
Priceline Group, Inc. (The)(1)(2)	222	406
PulteGroup, Inc.	1,331	36
PVH Corp.	366	46
Ralph Lauren Corp.	258	23
Ross Stores, Inc.	1,754	113
Royal Caribbean Cruises Ltd.	744	88
Scripps Networks Interactive, Inc. Class A	449	39
Signet Jewelers Ltd.	320	21
Starbucks Corp.(1)	6,557	352
Target Corp.(1)	2,494	147
Tiffany & Co.	502	46
Time Warner, Inc.(1)	3,515	360
TJX Cos., Inc. (The)	2,908	214
Tractor Supply Co.	602	38
TripAdvisor, Inc.(2)	517	21
Twenty-First Century Fox, Inc. Class A(1)	4,746	125
Twenty-First Century Fox, Inc. Class B(1)	2,282	59
Ulta Salon Cosmetics & Fragrance, Inc.(2)	273	62
Under Armour, Inc. Class A(2)	865	14
Under Armour, Inc. Class C(2)	864	13
VF Corp.	1,420	90
Viacom, Inc. Class B	1,651	46
Walt Disney Co. (The)(1)	6,588	649
Whirlpool Corp.	347	64
Wyndham Worldwide Corp.	489	52
Wynn Resorts Ltd.	374	56
Yum! Brands, Inc.	1,483	109

		11,635

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Consumer Staples—7.5%
Altria Group, Inc.(1)	8,790	$557
Archer-Daniels-Midland Co.	2,559	109
Brown-Forman Corp. Class B	829	45
Campbell Soup Co.	899	42
Church & Dwight Co., Inc.	1,168	57
Clorox Co. (The)	567	75
Coca-Cola Co. (The)(1)	17,399	783
Colgate-Palmolive Co.(1)	4,002	292
Conagra Brands, Inc.	1,894	64
Constellation Brands, Inc. Class A	776	155
Costco Wholesale Corp.(1)	1,986	326
Coty, Inc. Class A	2,207	36
CVS Health Corp.(1)	4,617	375
Dr. Pepper Snapple Group, Inc.	806	71
Estee Lauder Cos., Inc. (The) Class A	1,003	108
General Mills, Inc.	2,610	135
Hershey Co. (The)	656	72
Hormel Foods Corp.	1,264	41
J.M. Smucker Co. (The)	546	57
Kellogg Co.	1,108	69
Kimberly-Clark Corp.	1,606	189
Kraft Heinz Co.(The)(1)	2,710	210
Kroger Co. (The)	4,044	81
McCormick & Co., Inc.	531	55
Molson Coors Brewing Co. Class B	865	71
Mondelez International, Inc. Class A(1)	6,871	279
Monster Beverage Corp.(2)	1,800	99
PepsiCo, Inc.(1)	6,454	719
Philip Morris International, Inc.(1)	7,033	781
Procter & Gamble Co. (The)(1)	11,596	1,055
Sysco Corp.	2,213	119
Tyson Foods, Inc. Class A	1,275	90
Wal-Mart Stores, Inc.(1)	6,700	524
Walgreens Boots Alliance, Inc.(1)	3,859	298

		8,039

Energy—5.6%
Anadarko Petroleum Corp.	2,510	123
Andeavor	708	73
Apache Corp.	1,782	82
Baker Hughes a GE Co.	1,994	73
Cabot Oil & Gas Corp.	2,181	58
Chesapeake Energy Corp.(2)	3,574	15

	SHARES	VALUE

Energy—(continued)
Chevron Corp.(1)	8,597	$1,010
Cimarex Energy Co.	446	51
Concho Resources, Inc.(2)	653	86
ConocoPhillips(1)	5,631	282
Devon Energy Corp.	2,463	90
EOG Resources, Inc.	2,630	254
EQT Corp.	812	53
Exxon Mobil Corp.(1)	19,252	1,578
Halliburton Co.(1)	3,924	181
Helmerich & Payne, Inc.	509	27
Hess Corp.	1,266	59
Kinder Morgan, Inc.(1)	8,704	167
Marathon Oil Corp.	3,983	54
Marathon Petroleum Corp.	2,336	131
National Oilwell Varco, Inc.	1,781	64
Newfield Exploration Co.(2)	933	28
Noble Energy, Inc.	2,133	60
Occidental Petroleum Corp.(1)	3,468	223
ONEOK, Inc.	1,691	94
Phillips 66	1,988	182
Pioneer Natural Resources Co.	760	112
Range Resources Corp.	882	17
Schlumberger Ltd.(1)	6,305	440
TechnipFMC plc(2)	2,186	61
Valero Energy Corp.	2,023	156
Williams Cos., Inc. (The)	3,706	111

		5,995

Financials—13.3%
Affiliated Managers Group, Inc.	256	49
Aflac, Inc.	1,797	146
Allstate Corp. (The)(1)	1,648	151
American Express Co.(1)	3,400	308
American International Group, Inc.(1)	3,980	244
Ameriprise Financial, Inc.	689	102
AON plc	1,187	173
Assurant, Inc.	231	22
Bank of America Corp.(1)	44,903	1,138
Bank of New York Mellon Corp. (The)(1)	4,698	249
BB&T Corp.	3,667	172
Berkshire Hathaway, Inc. Class B(1)(2)	8,572	1,571
BlackRock, Inc.(1)	549	245
Brighthouse Financial, Inc.(2)(1)	406	25

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Capital One Financial Corp.(1)	2,179	$185
CBOE Holdings, Inc.	416	45
Charles Schwab Corp. (The)	5,491	240
Chubb Ltd.	2,119	302
Cincinnati Financial Corp.	676	52
Citigroup, Inc.(1)	12,418	903
Citizens Financial Group, Inc.	2,293	87
CME Group, Inc.	1,543	209
Comerica, Inc.	800	61
Discover Financial Services	1,720	111
E*Trade Financial Corp.(2)	1,230	54
Everest Re Group Ltd.	186	43
Fifth Third Bancorp	3,394	95
Franklin Resources, Inc.	1,547	69
Gallagher (Arthur J.) & Co.	813	50
Goldman Sachs Group, Inc. (The)(1)	1,650	391
Hartford Financial Services Group, Inc. (The)	1,661	92
Huntington Bancshares, Inc.	4,915	69
Intercontinental Exchange, Inc.	2,683	184
Invesco Ltd.	1,838	64
JPMorgan Chase & Co.(1)	16,028	1,531
KeyCorp	4,958	93
Leucadia National Corp.	1,460	37
Lincoln National Corp.	1,011	74
Loews Corp.	1,248	60
M&T Bank Corp.	694	112
Marsh & McLennan Cos., Inc.	2,334	196
MetLife, Inc.(1)	4,893	254
Moody’s Corp.	753	105
Morgan Stanley(1)	6,421	309
Nasdaq, Inc.	516	40
Navient Corp.	1,121	17
Northern Trust Corp.	973	89
People’s United Financial, Inc.	1,489	27
PNC Financial Services Group, Inc. (The)	2,185	295
Principal Financial Group, Inc.	1,209	78
Progressive Corp. (The)	2,622	127
Prudential Financial, Inc.	1,936	206
Raymond James Financial, Inc.	579	49
Regions Financial Corp.	5,434	83
S&P Global, Inc.	1,167	182
State Street Corp.	1,600	153
SunTrust Banks, Inc.	2,179	130

	SHARES	VALUE

Financials—(continued)
Synchrony Financial	3,488	$108
T. Rowe Price Group, Inc.	1,092	99
Torchmark Corp.	492	39
Travelers Cos., Inc. (The)	1,262	155
U.S. Bancorp(1)	7,169	384
Unum Group	1,032	53
Wells Fargo & Co.(1)	20,356	1,123
Willis Towers Watson plc	575	89
XL Group Ltd.	1,179	47
Zions Bancorporation	919	43

		14,288

Health Care—14.6%
Abbott Laboratories(1)	8,573	457
AbbVie, Inc.(1)	7,990	710
Aetna, Inc.	1,670	266
Agilent Technologies, Inc.	1,593	102
Alexion Pharmaceuticals, Inc.(2)	1,128	158
Align Technology, Inc.(2)	364	68
Allergan plc(1)	1,687	346
AmerisourceBergen Corp.	862	71
Amgen, Inc.(1)	3,699	690
Anthem, Inc.	1,330	253
Bard (C.R.), Inc.	361	116
Baxter International, Inc.	2,448	154
Becton, Dickinson & Co.	1,141	224
Biogen, Inc.(1)(2)	1,077	337
Boston Scientific Corp.(2)	6,867	200
Bristol-Myers Squibb Co.(1)	8,271	527
Cardinal Health, Inc.	1,563	105
Celgene Corp.(1)(2)	3,910	570
Centene Corp.(2)	892	86
Cerner Corp.(2)	1,451	103
Cigna Corp.	1,290	241
Cooper Cos., Inc. (The)	253	60
Danaher Corp.(1)	3,060	262
DaVita, Inc.(2)	806	48
DENTSPLY SIRONA, Inc.	1,187	71
Edwards Lifesciences Corp.(2)	1,041	114
Eli Lilly & Co.(1)	4,875	417
Envision Healthcare Corp.(2)	612	28
Express Scripts Holding Co.(2)	2,996	190
Gilead Sciences, Inc.(1)	6,555	531

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Health Care—(continued)
HCA Healthcare, Inc.(2)	1,418	$113
Henry Schein, Inc.(2)	822	67
Hologic, Inc.(2)	1,450	53
Humana, Inc.	726	177
IDEXX Laboratories, Inc.(2)	460	72
Illumina, Inc.(2)	731	146
Incyte Corp.(2)	837	98
Intuitive Surgical, Inc.(2)	184	192
Johnson & Johnson(1)	13,531	1,759
Laboratory Corporation of America Holdings(2)	497	75
McKesson Corp.	1,058	163
Medtronic plc(1)	6,852	533
Merck & Co., Inc.(1)	13,746	880
Mettler-Toledo International, Inc.(2)	126	79
Mylan NV(2)	2,387	75
Patterson Cos., Inc.	422	16
PerkinElmer, Inc.	570	39
Perrigo Co., plc	685	58
Pfizer, Inc.(1)	29,977	1,070
Quest Diagnostics, Inc.	711	67
Quintiles IMS Holdings, Inc.(2)	682	65
Regeneron Pharmaceuticals, Inc.(2)	381	170
ResMed, Inc.	734	57
Stryker Corp.	1,557	221
Thermo Fisher Scientific, Inc.	1,958	370
UnitedHealth Group, Inc.(1)	4,840	948
Universal Health Services, Inc. Class B	463	51
Varian Medical Systems, Inc.(2)	476	48
Vertex Pharmaceuticals, Inc.(2)	1,252	190
Waters Corp.(2)	414	74
Zimmer Biomet Holdings, Inc.	1,000	117
Zoetis, Inc.	2,464	157

		15,705

Industrials—9.4%
3M Co.(1)	2,706	568
A.O. Smith Corp.	690	41
Acuity Brands, Inc.	207	35
Alaska Air Group, Inc.	579	44
Allegion plc	446	39
American Airlines Group, Inc.	2,199	104
AMETEK, Inc.	1,078	71
Arconic, Inc.	2,065	51

	SHARES	VALUE

Industrials—(continued)
Boeing Co. (The)(1)	2,532	$644
Caterpillar, Inc.(1)	2,617	326
Cintas Corp.	405	58
CSX Corp.	4,178	227
Cummins, Inc.	693	116
Deere & Co.	1,332	167
Delta Air Lines, Inc.	3,330	161
Dover Corp.	729	67
Eaton Corp. plc	2,026	156
Emerson Electric Co.(1)	2,916	183
Equifax, Inc.	563	60
Expeditors International of Washington, Inc.	844	51
Fastenal Co.	1,355	62
FedEx Corp.(1)	1,113	251
Flowserve Corp.	612	26
Fluor Corp.	655	28
Fortive Corp.	1,341	95
Fortune Brands Home & Security, Inc.	721	48
General Dynamics Corp.(1)	1,279	263
General Electric Co.(1)	39,422	953
Honeywell International, Inc.(1)	3,452	489
Hunt (JB) Transport Services, Inc.	402	45
IHS Markit Ltd.(2)	1,487	66
Illinois Tool Works, Inc.	1,405	208
Ingersoll-Rand plc	1,144	102
Jacobs Engineering Group, Inc.	564	33
Johnson Controls International plc	4,248	171
Kansas City Southern	497	54
L3 Technologies, Inc.	365	69
Lockheed Martin Corp.(1)	1,125	349
Masco Corp.	1,499	58
Nielsen Holdings plc	1,574	65
Norfolk Southern Corp.	1,308	173
Northrop Grumman Corp.	791	228
PACCAR, Inc.	1,574	114
Parker-Hannifin Corp.	594	104
Pentair plc	786	53
Quanta Services, Inc.(2)	694	26
Raytheon Co.(1)	1,318	246
Republic Services, Inc.	1,077	71
Robert Half International, Inc.	596	30
Robinson (C.H.) Worldwide, Inc.	660	50
Rockwell Automation, Inc.	575	102

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Rockwell Collins, Inc.	722	$94
Roper Technologies, Inc.	457	111
Snap-on, Inc.	272	41
Southwest Airlines Co.	2,733	153
Stanley Black & Decker, Inc.	683	103
Stericycle, Inc.(2)	400	29
Textron, Inc.	1,254	68
TransDigm Group, Inc.	229	59
Union Pacific Corp.(1)	3,657	424
United Continental Holdings, Inc.(2)	1,236	75
United Parcel Service, Inc. Class B(1)	3,118	374
United Rentals, Inc.(2)	396	55
United Technologies Corp.(1)	3,365	391
Verisk Analytics, Inc.(2)	720	60
W.W. Grainger, Inc.	252	45
Waste Management, Inc.	1,838	144
Xylem, Inc.	842	53

		10,080

Information Technology—23.1%
Accenture plc Class A(1)	3,084	417
Activision Blizzard, Inc.	3,467	224
Adobe Systems, Inc.(2)	2,461	367
Advanced Micro Devices, Inc.(2)	4,028	51
Akamai Technologies, Inc.(2)	893	43
Alliance Data Systems Corp.	287	64
Alphabet, Inc. Class A(1)(2)	1,483	1,444
Alphabet, Inc. Class C(1)(2)	1,487	1,426
Amphenol Corp. Class A	1,513	128
Analog Devices, Inc.	1,812	156
ANSYS, Inc.(2)	439	54
Apple, Inc.(1)	25,919	3,995
Applied Materials, Inc.	5,276	275
Autodesk, Inc.(2)	956	107
Automatic Data Processing, Inc.	2,230	244
Broadcom Ltd.	1,995	484
CA, Inc.	1,618	54
Cisco Systems, Inc.(1)	24,997	841
Citrix Systems, Inc.(2)	779	60
Cognizant Technology Solutions Corp. Class A	2,933	213
Corning, Inc.	4,567	137
CSRA, Inc.	759	24
DXC Technology Co.	1,395	120

	SHARES	VALUE

Information Technology—(continued)
eBay, Inc.(2)	5,035	$194
Electronic Arts, Inc.(2)	1,544	182
F5 Networks, Inc.(2)	335	40
Facebook, Inc. Class A(1)(2)	11,759	2,009
Fidelity National Information Services, Inc.	1,647	154
Fiserv, Inc.(2)	1,052	136
FLIR Systems, Inc.	710	28
Gartner, Inc.(2)	464	58
Global Payments, Inc.	735	70
Harris Corp.	629	83
Hewlett Packard Enterprise Co.	8,195	121
HP, Inc.	8,403	168
Intel Corp.(1)	23,477	894
International Business Machines Corp.(1)	4,258	618
Intuit, Inc.	1,215	173
Juniper Networks, Inc.	1,975	55
KLA-Tencor Corp.	758	80
Lam Research Corp.	802	148
Mastercard, Inc. Class A(1)	4,675	660
Microchip Technology, Inc.	1,128	101
Micron Technology, Inc.(2)	5,137	202
Microsoft Corp.(1)	38,456	2,865
Motorola Solutions, Inc.	844	72
NetApp, Inc.	1,402	61
NVIDIA Corp.	2,886	516
Oracle Corp.(1)	14,868	719
Paychex, Inc.	1,560	93
PayPal Holdings, Inc.(1)(2)	5,568	356
Qorvo, Inc.(2)	658	46
QUALCOMM, Inc.(1)	7,354	381
Red Hat, Inc.(2)	870	96
salesforce.com, Inc.(2)	3,320	310
Seagate Technology plc	1,537	51
Skyworks Solutions, Inc.	906	92
Symantec Corp.	2,986	98
Synopsys, Inc.(2)	772	62
TE Connectivity Ltd.	1,767	147
Texas Instruments, Inc.(1)	4,960	445
Total System Services, Inc.	856	56
VeriSign, Inc.(2)	456	48
Visa, Inc. Class A(1)	9,183	966
Western Digital Corp.	1,445	125
Western Union Co. (The)	2,434	47

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Xerox Corp.	1,103	$37
Xilinx, Inc.	1,207	85

		24,876

Materials—2.9%
Air Products & Chemicals, Inc.	1,083	164
Albemarle Corp.	558	76
Avery Dennison Corp.	467	46
Ball Corp.	1,764	73
CF Industries Holdings, Inc.	1,092	38
DowDuPont, Inc.(1)	10,475	725
Eastman Chemical Co.	742	67
Ecolab, Inc.	1,313	169
FMC Corp.	684	61
Freeport-McMoRan, Inc.(2)	6,681	94
International Flavors & Fragrances, Inc.	405	58
International Paper Co.	2,069	118
LyondellBasell Industries N.V. Class A	1,641	162
Martin Marietta Materials, Inc.	318	66
Monsanto Co.(1)	2,205	264
Mosaic Co. (The)	1,887	41
Newmont Mining Corp.	2,705	101
Nucor Corp.	1,605	90
Packaging Corp. of America	485	56
PPG Industries, Inc.	1,292	140
Praxair, Inc.	1,434	200
Sealed Air Corp.	1,033	44
Sherwin-Williams Co. (The)	408	146
Vulcan Materials Co.	666	80
WestRock Co.	1,265	72

		3,151

Real Estate—2.9%
Alexandria Real Estate Equities, Inc.	469	56
American Tower Corp.	2,143	293
Apartment Investment & Management Co. Class A	846	37
AvalonBay Communities, Inc.	693	124
Boston Properties, Inc.	776	95
CBRE Group, Inc. Class A(2)	1,545	58
Crown Castle International Corp.	2,030	203
Digital Realty Trust, Inc.	805	95
Duke Realty Corp.	1,835	53
Equinix, Inc.	392	175

	SHARES	VALUE

Real Estate—(continued)
Equity Residential	1,852	$122
Essex Property Trust, Inc.	330	84
Extra Space Storage, Inc.	654	52
Federal Realty Investment Trust	377	47
GGP, Inc.	2,959	61
HCP, Inc.	2,366	66
Host Hotels & Resorts, Inc.	3,740	69
Iron Mountain, Inc.	1,278	50
Kimco Realty Corp.	2,238	44
Macerich Co. (The)	558	31
Mid-America Apartment Communities, Inc.	579	62
Prologis, Inc.	2,674	170
Public Storage	752	161
Realty Income Corp.	1,378	79
Regency Centers Corp.	763	47
Simon Property Group, Inc.(1)	1,578	254
SL Green Realty Corp.	528	53
UDR, Inc.	1,382	53
Ventas, Inc.	1,789	116
Vornado Realty Trust	874	67
Welltower, Inc.	1,847	130
Weyerhaeuser Co.	3,784	129

		3,136

Telecommunication Services—2.1%
AT&T, Inc.(1)	30,611	1,199
CenturyLink, Inc.	2,828	54
Level 3 Communications, Inc.(2)	1,509	80
Verizon Communications, Inc.(1)	19,961	988

		2,321

Utilities—3.1%
AES Corp.	3,093	34
Alliant Energy Corp.	1,184	49
Ameren Corp.	1,221	71
American Electric Power Co., Inc.	2,464	173
American Water Works Co., Inc.	896	72
CenterPoint Energy, Inc.	2,185	64
CMS Energy Corp.	1,419	66
Consolidated Edison, Inc.	1,531	123
Dominion Energy, Inc.	3,154	243
DTE Energy Co.	903	97
Duke Energy Corp.(1)	3,484	292
Edison International	1,640	127

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Utilities—(continued)
Entergy Corp.	905	$69
Eversource Energy	1,597	96
Exelon Corp.(1)	4,649	175
FirstEnergy Corp.	2,238	69
NextEra Energy, Inc.(1)	2,359	346
NiSource, Inc.	1,702	44
NRG Energy, Inc.	1,481	38
PG&E Corp.	2,563	174
Pinnacle West Capital Corp.	580	49
PPL Corp.	3,431	130
Public Service Enterprise Group, Inc.	2,537	117
SCANA Corp.	754	37
Sempra Energy	1,259	144
Southern Co. (The)(1)	4,987	245
WEC Energy Group, Inc.	1,585	99
Xcel Energy, Inc.	2,548	121

		3,364
TOTAL COMMON STOCKS (Identified Cost $97,264)		102,590
EXCHANGE-TRADED FUND—3.5%
PowerShares S&P 500 Low Volatility Portfolio(3)	82,345	3,771
TOTAL EXCHANGE-TRADED FUND (Identified Cost $3,780)		3,771

TOTAL PURCHASED OPTIONS —0.1% (See open options table) (Premiums Paid $150)		55

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.9% (Identified Cost $101,194)		106,416

TOTAL WRITTEN OPTIONS—(0.2)% (See open options table) (Premiums Received $291)		(159)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—98.7% (Identified Cost $100,903)	106,257
Other assets and liabilities, net—1.3%	1,383

NET ASSETS—100.0%	$107,640

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for written options.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

Open Purchased Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S&P 500 ® Index	105	$27,300	$2,600	10/2/2017	$1
S&P 500 ® Index	141	36,801	2,610	10/4/2017	-
S&P 500 ® Index	140	36,400	2,600	10/6/2017	1
S&P 500 ® Index	211	54,544	2,585	10/9/2017	1
S&P 500 ® Index	210	54,600	2,600	10/11/2017	1
S&P 500 ® Index	211	55,177	2,615	10/13/2017	4
S&P 500 ® Index	105	24,990	2,380	10/2/2017	1
S&P 500 ® Index	141	33,488	2,375	10/4/2017	1
S&P 500 ® Index	140	33,250	2,375	10/6/2017	4
S&P 500 ® Index	211	49,691	2,355	10/9/2017	6
S&P 500 ® Index	210	49,770	2,370	10/11/2017	15
S&P 500 ® Index	211	50,113	2,375	10/13/2017	20

Total Purchased Options					$55

Open Written Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S&P 500 ® Index	105	$26,775	$2,550	10/2/2017	$(1)
S&P 500 ® Index	141	36,096	2,560	10/4/2017	(2)
S&P 500 ® Index	140	35,700	2,550	10/6/2017	(8)
S&P 500 ® Index	211	53,700	2,545	10/9/2017	(25)
S&P 500 ® Index	210	53,550	2,550	10/11/2017	(25)
S&P 500 ® Index	211	54,122	2,565	10/13/2017	(16)
S&P 500 ® Index	105	25,515	2,430	10/2/2017	(1)
S&P 500 ® Index	141	34,193	2,425	10/4/2017	(4)
S&P 500 ® Index	140	33,950	2,425	10/6/2017	(6)
S&P 500 ® Index	211	50,746	2,405	10/9/2017	(12)
S&P 500 ® Index	210	50,820	2,420	10/11/2017	(26)
S&P 500 ® Index	211	51,168	2,425	10/13/2017	(33)

Total Written Options					$(159)

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$102,590	$102,590	$ —
Exchange-Traded Fund	3,771	3,771	—
Purchased Options	55	46	9
Total Investments before Written Options	106,416	106,407	9
Written Options	(159)	(159)	—

Total investments Net of Written Options	$ 106,257	$ 106,248	$ 9

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—117.7%

Consumer Discretionary—26.3%
Amazon.com, Inc.(2)	45	$43
Best Buy Co., Inc.	1,156	66
BorgWarner, Inc.	372	19
Carnival Corp.	259	17
CBS Corp. Class B	593	34
Charter Communications, Inc. Class A(2)	48	17
Chipotle Mexican Grill, Inc.(2)	7	2
Comcast Corp. Class A	1,048	40
Darden Restaurants, Inc.	31	2
Delphi Automotive plc	499	49
Discovery Communications, Inc. Class A(2)	248	5
Discovery Communications, Inc. Class C(2)	340	7
DISH Network Corp. Class A(2)	50	3
Expedia, Inc.	14	2
Garmin Ltd.	1,235	67
H&R Block, Inc.	2,175	58
Hilton Worldwide Holdings, Inc.	127	9
Home Depot, Inc. (The)	314	51
Leggett & Platt, Inc.	388	19
Lowe’s Cos., Inc.	225	18
Marriott International, Inc. Class A	192	21
McDonald’s Corp.	205	32
MGM Resorts International	1,169	38
Mohawk Industries, Inc.(2)	185	46
Netflix, Inc.(2)	49	9
Newell Brands, Inc.	1,336	57
NIKE, Inc. Class B	1,206	63
Priceline Group, Inc. (The)(2)	6	11
Royal Caribbean Cruises Ltd.	104	12
Scripps Networks Interactive, Inc. Class A	154	13
Starbucks Corp.	364	20
TripAdvisor, Inc.(2)	12	1
Wyndham Worldwide Corp.	65	7
Wynn Resorts Ltd.	193	29
Yum! Brands, Inc.	83	6

		893

Consumer Staples—5.6%
Altria Group, Inc.	404	26
Brown-Forman Corp. Class B	261	14
Constellation Brands, Inc. Class A	253	50

	SHARES	VALUE

Consumer Staples—(continued)
Philip Morris International, Inc.	325	$36
Sysco Corp.	1,216	66

		192

Energy—2.1%
Andeavor	88	9
Marathon Petroleum Corp.	304	17
Phillips 66	257	24
Valero Energy Corp.	262	20

		70

Financials—15.8%
Affiliated Managers Group, Inc.	15	3
Aflac, Inc.	142	12
Allstate Corp. (The)	126	12
Ameriprise Financial, Inc.	41	6
AON plc	159	23
Bank of America Corp.	599	15
Bank of New York Mellon Corp. (The)	282	15
BB&T Corp.	198	9
Berkshire Hathaway, Inc. Class B(2)	348	64
BlackRock, Inc.	33	15
Charles Schwab Corp. (The)	362	16
Chubb Ltd.	161	23
Cincinnati Financial Corp.	52	4
Citigroup, Inc.	166	12
Citizens Financial Group, Inc.	123	5
Comerica, Inc.	43	3
E*Trade Financial Corp.(2)	82	4
Fifth Third Bancorp	183	5
Franklin Resources, Inc.	93	4
Gallagher (Arthur J.) & Co.	109	7
Goldman Sachs Group, Inc. (The)	109	26
Huntington Bancshares, Inc.	265	4
Invesco Ltd.	110	4
JPMorgan Chase & Co.	214	20
KeyCorp	267	5
Leucadia National Corp.	59	1
Lincoln National Corp.	80	6
M&T Bank Corp.	37	6
Marsh & McLennan Cos., Inc.	312	26
MetLife, Inc.	387	20
Morgan Stanley	423	20

See Notes to Schedules of Investments

1

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Northern Trust Corp.	58	$5
People’s United Financial, Inc.	84	2
PNC Financial Services Group, Inc. (The)	118	16
Principal Financial Group, Inc.	96	6
Progressive Corp. (The)	201	10
Prudential Financial, Inc.	154	16
Raymond James Financial, Inc.	38	3
Regions Financial Corp.	293	4
State Street Corp.	96	9
SunTrust Banks, Inc.	118	7
T. Rowe Price Group, Inc.	65	6
Torchmark Corp.	39	3
Travelers Cos., Inc. (The)	97	12
U.S. Bancorp	95	5
Unum Group	82	4
Wells Fargo & Co.	271	15
Willis Towers Watson plc	77	12
XL Group Ltd.	90	4
Zions Bancorporation	49	2

		536

Health Care—7.6%
Abbott Laboratories	200	11
Aetna, Inc.	54	9
Agilent Technologies, Inc.	131	8
Align Technology, Inc.(2)	127	24
Anthem, Inc.	43	8
Bard (C.R.), Inc.	8	3
Baxter International, Inc.	56	3
Becton, Dickinson & Co.	26	5
Boston Scientific Corp.(2)	158	5
Centene Corp.(2)	28	3
Cigna Corp.	42	8
Cooper Cos., Inc. (The)	82	19
Danaher Corp.	70	6
DENTSPLY SIRONA, Inc.	384	23
Edwards Lifesciences Corp.(2)	24	3
Hologic, Inc.(2)	32	1
Humana, Inc.	23	6
IDEXX Laboratories, Inc.(2)	10	1
Illumina, Inc.(2)	59	12
Intuitive Surgical, Inc.(2)	4	4
Medtronic plc	158	12

	SHARES	VALUE

Health Care—(continued)
Mettler-Toledo International, Inc.(2)	10	$6
PerkinElmer, Inc.	45	3
ResMed, Inc.	16	1
Stryker Corp.	36	5
Thermo Fisher Scientific, Inc.	159	30
UnitedHealth Group, Inc.	157	31
Varian Medical Systems, Inc.(2)	11	1
Waters Corp.(2)	32	6
Zimmer Biomet Holdings, Inc.	23	3

		260

Industrials—19.8%
3M Co.	82	17
A.O. Smith Corp.	128	8
Alaska Air Group, Inc.	69	5
Allegion plc	83	7
American Airlines Group, Inc.	274	13
Arconic, Inc.	53	1
Boeing Co. (The)	67	17
Cintas Corp.	478	69
CSX Corp.	333	18
Deere & Co.	549	69
Delta Air Lines, Inc.	409	20
Dover Corp.	57	5
Flowserve Corp.	48	2
Fortive Corp.	110	8
Fortune Brands Home & Security, Inc.	134	9
General Dynamics Corp.	34	7
General Electric Co.	1,197	29
Honeywell International, Inc.	105	15
Hunt (JB) Transport Services, Inc.	633	70
Illinois Tool Works, Inc.	114	17
Ingersoll-Rand plc	94	8
Johnson Controls International plc	818	33
Kansas City Southern	38	4
L3 Technologies, Inc.	9	2
Lockheed Martin Corp.	30	9
Masco Corp.	279	11
Norfolk Southern Corp.	105	14
Northrop Grumman Corp.	21	6
Parker-Hannifin Corp.	49	9
Pentair plc	61	4
Raytheon Co.	35	7

See Notes to Schedules of Investments

2

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Republic Services, Inc.	280	$19
Rockwell Collins, Inc.	19	2
Roper Technologies, Inc.	14	3
Snap-on, Inc.	21	3
Southwest Airlines Co.	336	19
Stanley Black & Decker, Inc.	56	8
Stericycle, Inc.(2)	104	7
Textron, Inc.	32	2
TransDigm Group, Inc.	6	2
Union Pacific Corp.	291	34
United Continental Holdings, Inc.(2)	157	10
United Technologies Corp.	89	10
Waste Management, Inc.	495	39
Xylem, Inc.	66	4

		675

Information Technology—19.4%
Activision Blizzard, Inc.	544	35
Adobe Systems, Inc.(2)	138	21
Advanced Micro Devices, Inc.(2)	76	1
Akamai Technologies, Inc.(2)	11	1
Alliance Data Systems Corp.	6	1
Alphabet, Inc. Class A(2)	19	18
Alphabet, Inc. Class C(2)	19	18
Amphenol Corp. Class A	383	32
Analog Devices, Inc.	36	3
ANSYS, Inc.(2)	24	3
Apple, Inc.	344	53
Applied Materials, Inc.	777	40
Autodesk, Inc.(2)	54	6
Automatic Data Processing, Inc.	51	6
Broadcom Ltd.	39	9
CA, Inc.	26	1
Citrix Systems, Inc.(2)	42	3
Corning, Inc.	1,152	34
eBay, Inc.(2)	64	2
Electronic Arts, Inc.(2)	243	29
Facebook, Inc. Class A(2)	150	26
Fidelity National Information Services, Inc.	38	4
Fiserv, Inc.(2)	24	3
Global Payments, Inc.	18	2
Hewlett Packard Enterprise Co.	119	2
HP, Inc.	111	2

	SHARES	VALUE

Information Technology—(continued)
Intel Corp.	460	$18
Intuit, Inc.	68	10
KLA-Tencor Corp.	113	12
Lam Research Corp.	117	22
Mastercard, Inc. Class A	108	15
Micro Focus International plc Sponsored ADR(2)	16	1
Microchip Technology, Inc.	22	2
Micron Technology, Inc.(2)	102	4
Microsoft Corp.	646	48
NetApp, Inc.	18	1
NVIDIA Corp.	58	10
Oracle Corp.	251	12
Paychex, Inc.	37	2
PayPal Holdings, Inc.(2)	128	8
Qorvo, Inc.(2)	12	1
QUALCOMM, Inc.	144	7
Red Hat, Inc.(2)	15	2
salesforce.com, Inc.(2)	187	17
Seagate Technology plc	20	1
Skyworks Solutions, Inc.	18	2
Symantec Corp.	51	2
Synopsys, Inc.(2)	42	3
TE Connectivity Ltd.	810	67
Texas Instruments, Inc.	97	9
Total System Services, Inc.	19	1
VeriSign, Inc.(2)	6	1
Visa, Inc. Class A	212	22
Western Digital Corp.	19	2
Western Union Co. (The)	54	1
Xerox Corp.	14	—	(3)
Xilinx, Inc.	24	2

		660

Materials—9.7%
Albemarle Corp.	63	9
Avery Dennison Corp.	89	9
DowDuPont, Inc.	912	63
Eastman Chemical Co.	60	5
Ecolab, Inc.	149	19
International Flavors & Fragrances, Inc.	45	6
International Paper Co.	417	24
Martin Marietta Materials, Inc.	142	29
Nucor Corp.	1,157	65

See Notes to Schedules of Investments

3

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Materials—(continued)
Packaging Corp. of America	95	$11
PPG Industries, Inc.	147	16
Sealed Air Corp.	198	8
Sherwin-Williams Co. (The)	46	17
Vulcan Materials Co.	299	36
WestRock Co.	254	14

		331

Real Estate—7.7%
American Tower Corp.	115	16
CBRE Group, Inc. Class A(2)	1,809	68
Crown Castle International Corp.	109	11
Digital Realty Trust, Inc.	43	5
Duke Realty Corp.	521	15
Equinix, Inc.	21	9
Extra Space Storage, Inc.	34	3
Host Hotels & Resorts, Inc.	3,596	66
Iron Mountain, Inc.	67	3
Prologis, Inc.	776	49
Public Storage	41	9
Weyerhaeuser Co.	204	7

		261

Utilities—3.7%
AES Corp.	2,750	30
Ameren Corp.	67	4
CenterPoint Energy, Inc.	120	4
CMS Energy Corp.	78	4
Consolidated Edison, Inc.	85	7
Dominion Energy, Inc.	175	13
DTE Energy Co.	50	5
NiSource, Inc.	90	2
NRG Energy, Inc.	1,317	34
Public Service Enterprise Group, Inc.	140	6
SCANA Corp.	40	2
Sempra Energy	70	8
WEC Energy Group, Inc.	88	6

		125

TOTAL COMMON STOCKS (Identified Cost $3,302)		4,003

TOTAL LONG TERM INVESTMENTS—117.6% (Identified Cost $3,302)		4,003

	SHARES	VALUE

SHORT-TERM INVESTMENT—2.1%

Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)(1)	70,337	$70

TOTAL SHORT-TERM INVESTMENT (Identified Cost $70)		70

TOTAL INVESTMENTS—119.8% (Identified Cost $3,372)		4,073
Other assets and liabilities, net—(19.8)%		(672)

NET ASSETS—100.0%		$3,401

Abbreviation

ADR	American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(2)	Non-income producing.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

4

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

Country Weightings †
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2

Total	100%

† % of total investments as of September 30, 2017

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,003	$4,003
Short-Term Investments	70	70

Total Investments	$4,073	$4,073

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—2.1%

U.S. Treasury Bond 2.500%, 2/15/46	$2,215		$2,059
U.S. Treasury Note 1.125%, 2/28/19	2		2

TOTAL U.S. GOVERNMENT SECURITIEs (Identified Cost $2,124)			2,061

MUNICIPAL BONDS—1.5%

California—0.7%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275		305
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		415

			720

New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	335		384

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		203

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		192
TOTAL MUNICIPAL BONDS (Identified Cost $1,487)			1,499

FOREIGN GOVERNMENT SECURITIES—0.6%

Argentine Republic 7.625%, 4/22/46	150		167
Bolivarian Republic of Venezuela 9.375%, 1/13/34	65		23
Republic of Chile 5.500%, 8/5/20	52,000	CLP	86
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75		74
Russian Federation 144A 7.850%, 3/10/18(4)	5,000	RUB	87
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	50
4.750%, 3/8/44	54		56
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $649)			543

MORTGAGE-BACKED SECURITIES—9.7%

Agency—3.7%
FHLMC 3.500%, 4/1/46	146		150

	PAR VALUE	VALUE

Agency—(continued)
FNMA 4.000%, 6/1/20	$8	$9
4.500%, 7/1/20	1	1
6.500%, 10/1/31	3	3
6.000%, 9/1/32	9	10
5.000%, 10/1/35	28	31
6.000%, 9/1/36	1	1
5.500%, 4/1/37	8	9
5.500%, 7/1/37	24	26
6.000%, 10/1/37	8	9
5.000%, 6/1/38	20	22
5.500%, 6/1/38	4	4
5.500%, 6/1/38	4	5
5.500%, 11/1/38	14	16
4.000%, 1/1/39	44	47
5.000%, 1/1/39	6	7
6.000%, 1/1/39	12	14
4.500%, 3/1/39	11	12
5.000%, 3/1/39	11	12
6.000%, 3/1/39	5	6
4.500%, 4/1/39	85	92
4.000%, 5/1/39	78	83
4.500%, 2/1/40	62	67
4.000%, 10/1/40	121	128
4.500%, 4/1/41	129	139
4.000%, 7/1/41	95	100
3.500%, 1/1/42	63	65
3.500%, 4/1/42	277	286
3.500%, 12/1/42	160	166
3.000%, 7/1/43	181	183
4.000%, 10/1/44	259	273
3.500%, 9/1/45	160	164
3.500%, 1/1/46	79	82
4.000%, 1/1/46	227	239
3.000%, 6/1/46	148	149
3.000%, 7/1/46	83	83
3.500%, 1/1/47	81	83
4.000%, 4/1/47	48	51
3.500%, 7/1/47	178	184
3.500%, 7/1/47	138	142
4.000%, 7/1/47	162	171
4.000%, 8/1/47	173	182

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
GNMA 6.500%, 11/15/23	$21	$24
6.500%, 12/15/23	1	1
6.500%, 2/15/24	16	17
6.500%, 11/15/31	18	20
6.500%, 2/15/32	21	23

		3,591

Non-Agency—6.0%
American Homes 4 Rent Trust 15-SFR2, C 144A, 4.691%, 10/17/45(4)	110	119
15-SFR1, A 144A, 3.467%, 4/17/52(4)	105	109
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 , (5.850% minus 1 month LIBOR) 4.286%, 6/25/33(3)	155	154
AMSR Trust 16-SFR1, C 144A , (1 month LIBOR + 2.250%) 3.484%, 11/17/33(3)(4)	100	102
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	307
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(4)	100	101
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A, 4.250%, 4/28/55(4)	100	103
17-SPL1, B1 144A, 4.250%, 10/28/64(3)(4)	100	104
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	103
CIT Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(3)	192	195
Citigroup Commercial Mortgage Trust 16-SMPL, A 144A 2.228%, 9/10/31(4)	100	99
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3, 3.215%, 8/25/34(3)	60	60
04-NCM2, 2CB2, 6.750%, 8/25/34	64	68
14-A, A 144A, 4.000%, 1/25/35(3) (4)	48	51
15-A, A1 144A, 3.500%, 6/25/58(3) (4)	73	74
Cold Storage Trust 17-ICE3, A 144A , (1 month LIBOR + 1.000%) 2.234%, 4/15/36(3)(4)	115	115
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	37	36

	PAR VALUE	VALUE

Non-Agency—(continued)
Colony Starwood Homes Trust 16-2A, C 144A , (1 month LIBOR + 2.150%) 3.384%, 12/17/33(3)(4)	$100	$100
Credit Suisse Mortgage Capital Trust 13-HYB1, A16 144A 2.998%, 4/25/43(3) (4)	40	41
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3) (4)	100	101
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3) (4)	82	83
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.960%, 6/25/34(3)	31	31
Goldman Sachs Mortgage Securities Trust 12-ALOH, A 144A 3.551%, 4/10/34(4)	100	104
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	31	31
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	70	70
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.312%, 4/25/34(3)	45	45
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM 6.084%, 6/11/50(3)	450	451
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 03-AR6, A1, 3.231%, 6/25/33(3)	49	49
03-AR4, 2A1, 3.012%, 8/25/33(3)	68	67
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4, 3.801%, 9/15/47	150	158
07-LDPX, AM, 5.464%, 1/15/49(3)	28	28
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A, 3.500%, 6/25/29(3) (4)	54	55
14-1, 1A1 144A, 4.000%, 1/25/44(3) (4)	113	117
16-1, M2 144A, 3.750%, 4/25/45(3) (4)	76	78
16-2, M2 144A, 3.750%, 12/25/45(3) (4)	83	84
11-C4, A4 144A, 4.388%, 7/15/46(4)	225	239
16-5, A1 144A, 2.609%, 12/25/46(3) (4)	181	182
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	102	105
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3) (4)	63	65

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	$225	$229
New Residential Mortgage Loan Trust 14-1A, A 144A, 3.750%, 1/25/54(3) (4)	83	85
15-2A, A1 144A, 3.750%, 8/25/55(3) (4)	70	72
16-1A, A1 144A, 3.750%, 3/25/56(3) (4)	66	68
16-3A, A1 144A, 3.750%, 9/25/56(3) (4)	80	83
16-4A, B1A 144A, 4.500%, 11/25/56(3) (4)	97	104
NovaStar Mortgage Funding Trust Series 04-4, M5 , (1 month LIBOR + 1.725%) 2.962%, 3/25/35(3)	120	120
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	100	104
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32	50	49
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 3.476%, 2/25/34(3)	90	88
Towd Point Mortgage Trust 15-1, A2 144A, 3.250%, 10/25/53(3) (4)	100	102
15-6, M1 144A, 3.750%, 4/25/55(3) (4)	100	104
15-5, A2 144A, 3.500%, 5/25/55(3) (4)	100	103
16-4, A1 144A, 2.250%, 7/25/56(3) (4)	78	78
15-2, 1M1 144A, 3.250%, 11/25/60(3) (4)	145	148
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	50	50

		5,771
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,208)		9,362

ASSET-BACKED SECURITIES—2.4%

American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(4)	95	95
AmeriCredit Automobile Receivables Trust 13-2, D 2.420%, 5/8/19	228	228
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	36	35
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	60	59
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(4)	7	7
Drive Auto Receivables Trust 15-AA, C 144A 3.060%, 5/17/21(4)	100	101

	PAR VALUE	VALUE

DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(4)	$125	$125
Earnest Student Loan Program LLC 17-A, A2 144A 2.650%, 1/25/41(4)	93	93
Exeter Automobile Receivables Trust 15-A1, C 144A, 4.100%, 12/15/20(4)	135	137
14-3A, D 144A, 5.690%, 4/15/21(4)	115	119
Flagship Credit Auto Trust 16-1, A 144A 2.770%, 12/15/20(4)	58	58
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(4)	115	115
Laurel Road Prime Student Loan Trust 17-B, A2FX 144A 2.770%, 8/25/42(4)	110	110
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(4)	100	100
MVW Owner Trust 17-1A, A 144A 2.420%, 12/20/34(4)	109	109
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A , (1 month LIBOR + 1.750%) 2.987%, 9/27/21(3)(4)	165	165
OneMain Financial Issuance Trust 15-1A, A 144A 3.190%, 3/18/26(4)	125	126
Prosper Marketplace Issuance Trust 17-2A, B 144A 3.480%, 9/15/23(4)	100	100
Sofi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(4)	65	66
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	49	48
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	166
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	79	79
Westlake Automobile Receivables Trust 17-2A, C 144A 2.590%, 12/15/22(4)	110	110
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,346)		2,351

CORPORATE BONDS AND NOTES—18.2%

Consumer Discretionary—1.5%
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	80	82
Delphi Automotive plc 3.150%, 11/19/20	90	92

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Discovery Communications LLC 3.950%, 3/20/28	$90	$90
Horton (D.R.), Inc. 4.750%, 2/15/23	115	125
Lear Corp. 3.800%, 9/15/27	110	110
Marriott International, Inc. 3.125%, 2/15/23	160	160
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	134
QVC, Inc. 5.125%, 7/2/22	135	144
SFR Group S.A. 144A 7.375%, 5/1/26(4)	200	215
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(4)	75	77
TRI Pointe Group, Inc. 5.875%, 6/15/24	35	37
Wyndham Worldwide Corp. 5.100%, 10/1/25	130	136

		1,402

Consumer Staples—0.5%
BAT Capital Corp. 144A 3.222%, 8/15/24(4)	110	110
CVS Health Corp. 2.875%, 6/1/26	110	106
Flowers Foods, Inc. 4.375%, 4/1/22	120	128
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20	20	20
3.500%, 7/15/22	48	50
Safeway, Inc. 7.250%, 2/1/31	70	60
Smithfield Foods, Inc.
144A, 2.650%, 10/3/21(4)	3	3
144A, 4.250%, 2/1/27(4)	21	22

		499

Energy—1.8%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	22
Ecopetrol S.A. 5.375%, 6/26/26	125	133
Enbridge Energy Partners LP 5.875%, 10/15/25	95	108
Energy Transfer Equity LP 5.000%, 10/1/22	135	146
EP Energy LLC 144A 8.000%, 11/29/24(4)	35	35
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	70	74
HollyFrontier Corp. 5.875%, 4/1/26	100	109
Kinder Morgan, Inc.
4.300%, 6/1/25	150	157
7.750%, 1/15/32	60	77
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	200	208
MPLX LP 4.875%, 12/1/24	110	119
NGL Energy Partners LP 5.125%, 7/15/19	95	95
NuStar Logistics LP 5.625%, 4/28/27	30	32
Occidental Petroleum Corp. 4.400%, 4/15/46	80	85

	PAR VALUE	VALUE

Energy—(continued)
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(4)	$58	$58
7.375%, 1/17/27	105	116
Petroleos Mexicanos 6.875%, 8/4/26	35	40
6.500%, 6/2/41	90	94
5.500%, 6/27/44	60	56

		1,764

Financials—7.4%
Allstate Corp. (The) 5.750%, 8/15/53(5)	135	148
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	138
Ares Capital Corp. 4.875%, 11/30/18	18	18
3.875%, 1/15/20	49	50
3.500%, 2/10/23	40	39
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	134
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	166
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	175
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	212
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(4)	115	130
Bank of America Corp.
5.650%, 5/1/18	400	409
4.200%, 8/26/24	155	163
Brookfield Finance LLC 4.000%, 4/1/24	82	85
Capital One Financial Corp. 3.750%, 7/28/26	105	104
Citigroup, Inc. 3.200%, 10/21/26	150	148
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	200
Fifth Third Bancorp 4.500%, 6/1/18	150	153
First Horizon National Corp. 3.500%, 12/15/20	110	113
Ford Motor Credit Co., LLC 5.750%, 2/1/21	275	301
FS Investment Corp.
4.250%, 1/15/20	115	118
4.750%, 5/15/22	35	36
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	123
4.200%, 3/1/21	40	42

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	$180	$188
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	108
ICAHN Enterprises LP 6.000%, 8/1/20	55	57
iStar, Inc.
5.000%, 7/1/19	30	30
6.000%, 4/1/22	30	31
5.250%, 9/15/22	25	25
Jefferies Group LLC 5.125%, 1/20/23	150	164
JPMorgan Chase & Co. 3.300%, 4/1/26	150	150
KeyCorp 5.100%, 3/24/21	165	180
Kimco Realty Corp. 3.300%, 2/1/25	115	115
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	144
Lincoln National Corp. , (3 month LIBOR + 2.040%) 3.347%, 4/20/67(3)(5)	50	45
Lloyds Bank plc 144A 6.500%, 9/14/20(4)	150	166
Manulife Financial Corp. 4.150%, 3/4/26	100	106
Morgan Stanley
4.100%, 5/22/23	80	84
3.125%, 7/27/26	115	113
Navient Corp. 7.250%, 9/25/23	20	22
Nordea Bank AB 144A 2.125%, 5/29/20(4)	200	200
Nuveen Finance LLC 144A 4.125%, 11/1/24(4)	125	132
OM Asset Management plc 4.800%, 7/27/26	60	62
Powszechna Kasa Oszczednosci Bank Polski S.A.
144A 4.630%, 9/26/22(4)(7)	200	215
Prudential Financial, Inc.
5.875%, 9/15/42	90	100
5.625%, 6/15/43(5)	60	65
S&P Global, Inc. 4.000%, 6/15/25	125	131
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(4)	115	117
SBA Tower Trust 144A 2.877%, 7/9/21(4)	100	101
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(4)	110	111
Toronto-Dominion Bank (The)
2.125%, 4/7/21	65	65
3.625%, 9/15/31	25	25
Trinity Acquisition plc 4.400%, 3/15/26	80	85
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	200	203

	PAR VALUE	VALUE

Financials—(continued)
Wells Fargo & Co.
3.069%, 1/24/23	$40	$41
Series M, 3.450%, 2/13/23	115	118
5.900%, 12/29/49	130	142
Willis Towers Watson plc 5.750%, 3/15/21	125	137
Zions Bancorporation 4.500%, 6/13/23	40	42

		7,160

Health Care—1.4%
Abbott Laboratories
3.400%, 11/30/23	25	26
3.750%, 11/30/26	105	108
AbbVie, Inc.
3.600%, 5/14/25	45	47
3.200%, 5/14/26	65	65
Becton Dickinson and Co. 3.300%, 3/1/23	135	137
Cardinal Health, Inc.
3.200%, 3/15/23	70	71
3.079%, 6/15/24	5	5
3.410%, 6/15/27	40	40
Endo Finance LLC 144A 5.375%, 1/15/23(4)	50	41
Express Scripts Holding Co. 3.900%, 2/15/22	140	147
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	38	41
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	16
HCA, Inc. 5.375%, 2/1/25	20	21
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	55	58
Mylan NV
3.000%, 12/15/18	35	35
3.150%, 6/15/21	20	20
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	120	120
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(4)	95	94
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(4)	15	15
144A, 5.625%, 12/1/21(4)	25	23
144A, 5.875%, 5/15/23(4)	10	9
144A, 7.000%, 3/15/24(4)	15	16
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	130	131
Zoetis, Inc. 3.250%, 2/1/23	70	72

		1,358

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—0.4%
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	$29	$30
CNH Industrial N.V. 4.500%, 8/15/23	79	84
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	30	32
Embraer Netherlands Finance BV 5.400%, 2/1/27	45	49
GATX Corp. 3.250%, 9/15/26	15	15
Owens Corning 3.400%, 8/15/26	80	79
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	50	51
Pitney Bowes, Inc. 3.875%, 5/15/22	91	89

		429

Information Technology—0.8%
Apple, Inc.
3.250%, 2/23/26	80	82
3.350%, 2/9/27	80	82
Applied Materials, Inc. 3.300%, 4/1/27	95	97
Arrow Electronics, Inc. 3.875%, 1/12/28	95	95
Broadcom Corp.
144A, 3.000%, 1/15/22(4)	45	46
144A, 3.625%, 1/15/24(4)	80	82
Dell International LLC 144A 6.020%, 6/15/26(4)	10	11
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	60	63
Microsoft Corp. 3.300%, 2/6/27	115	119
Verisk Analytics, Inc. 4.000%, 6/15/25	125	131

		808

Materials—0.9%
Anglo American Capital plc 144A 4.000%, 9/11/27(4)	200	198
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	108
Glencore Funding LLC 144A 4.125%, 5/30/23(4)	95	99
NewMarket Corp. 4.100%, 12/15/22	142	148
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(4)	35	35
144A, 5.000%, 5/1/25(4)	60	61
Valvoline, Inc. 144A 4.375%, 8/15/25(4)	75	76
Vulcan Materials Co. 3.900%, 4/1/27	95	97

		822

	PAR VALUE	VALUE

Real Estate—2.3%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	$60	$61
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	36
Corporate Office Properties LP
3.700%, 6/15/21	90	92
3.600%, 5/15/23	150	151
Digital Realty Trust LP
3.400%, 10/1/20	50	51
3.950%, 7/1/22	65	68
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	155
EPR Properties 4.750%, 12/15/26	110	114
HCP, Inc. 3.750%, 2/1/19	50	51
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	81
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	50	51
3.750%, 7/1/27	100	100
Highwoods Realty LP 3.625%, 1/15/23	135	137
Hospitality Properties Trust 4.500%, 3/15/25	130	134
Kilroy Realty LP 4.375%, 10/1/25	110	115
LifeStorage LP 3.500%, 7/1/26	50	48
MPT Operating Partnership LP 5.000%, 10/15/27	40	41
National Retail Properties, Inc. 5.500%, 7/15/21	150	164
Physicians Realty LP 4.300%, 3/15/27	95	97
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	102
Select Income REIT 4.500%, 2/1/25	125	126
Welltower, Inc. 4.000%, 6/1/25	135	141
WP Carey, Inc. 4.600%, 4/1/24	105	110

		2,226

Telecommunication Services—0.6%
AT&T, Inc.
3.000%, 6/30/22	50	50
3.400%, 8/14/24	77	77
4.250%, 3/1/27	60	62
5.250%, 3/1/37	20	21
4.800%, 6/15/44	80	78
Qwest Corp. 7.250%, 9/15/25	55	61
Verizon Communications, Inc.
2.946%, 3/15/22	110	112

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

Telecommunication Services—(continued)
4.125%, 3/16/27	$95		$99

			560

Utilities—0.6%
Dominion Energy, Inc. 2.962%, 7/1/19	10		10
Entergy Mississippi, Inc. 3.100%, 7/1/23	175		177
Exelon Corp. 3.497%, 6/1/22	135		139
Kansas City Power & Light Co. 3.150%, 3/15/23	110		112
Southern Power Co. 4.150%, 12/1/25	145		152
Vistra Operations Company LLC 144A 11.500%, 10/1/20(1)(4)(8)(13)	65		—	(11)

			590

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,143)			17,618

LOAN AGREEMENTS(3)—0.7%

Consumer Discretionary—0.2%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.561%, 7/23/21	35		33
PetSmart, Inc. Tranche B-2, (1 month LIBOR + 3.000%) 4.240%, 3/11/22	62		52
Scientific Games International, Inc. Tranche B-4, (1 month LIBOR + 3.250%) 4.504%, 8/14/24	50		50
Seminole Tribe of Florida Tranche B, (3 month LIBOR + 2.000%) 3.456%, 7/8/24	60		60
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.490%, 8/18/23	47		48

			243

Energy—0.0%
Paragon Offshore Finance Co., (1 month PRIME + 0.000%) 0.000%, 7/16/21(1)(8)(12)(13)	—	(11)	—	(11)
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.333%, 2/21/21	50		37

			37

Financials—0.1%
Delos Finance S.a. r.l., (2 month LIBOR + 2.000%) 3.333%, 10/6/23	80		80

	PAR VALUE	VALUE

Health Care—0.1%
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.240%, 12/1/23	$11	$10
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 6.735%, 2/15/23	14	15
Team Health Holdings, Inc., (1 month LIBOR + 2.750%) 3.985%, 2/6/24	37	36

		61

Industrials—0.0%
Accudyne Industries LLC, (3 month LIBOR + 3.750%) 5.083%, 8/18/24	5	5

Information Technology—0.1%
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.311%, 11/3/23	83	83

Materials—0.1%
Anchor Glass Container Corp. 2017, First Lien, (3 month LIBOR + 2.750%) 4.024%, 12/7/23	14	14
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	36	25
Tronox Finance LLC
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/23/24(12)	10	10
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/23/24(12)	5	5

		54

Real Estate—0.0%
ESH Hospitality, Inc., (1 month LIBOR + 2.500%) 3.982%, 8/30/23	11	11

Telecommunication Services—0.0%
Digicel International Finance Ltd. Tranche-B, First Lien, (3 month LIBOR + 3.750%) 5.070%, 5/27/24	10	10

Utilities—0.1%
Energy Future Intermediate Holding Co. LLC, (1 month LIBOR + 3.000%) 4.235%, 6/30/18	60	60
Vistra Operations Co. LLC Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	6	6

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE

Utilities—(continued)
(1 month LIBOR + 2.750%) 3.983%, 8/4/23	$24		$25

			91
TOTAL LOAN AGREEMENTS (Identified Cost $709)			675

	SHARES

PREFERRED STOCKS—1.0%

Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	40	(6)	41
Citigroup, Inc. Series T, 6.250%	125	(6)	141
JPMorgan Chase & Co. Series V, 5.000%	50	(6)	51
JPMorgan Chase & Co. Series Z, 5.300%	95	(6)	99
KeyCorp Series D, 5.000%	100	(6)	103
PNC Financial Services Group, Inc. (The) Series R, 4.850%	95	(6)	97
PNC Financial Services Group, Inc. (The) Series S, 5.000%	100	(6)	105
Zions Bancorp 6.950%	4,250		127

			764

Industrials—0.2%
General Electric Co. Series D, 5.000%	150	(6)	159
TOTAL PREFERRED STOCKS (Identified Cost $876)			923

COMMON STOCKS—61.8%

Consumer Discretionary—12.7%
Amazon.com, Inc.(2)	1,930		1,855
Ctrip.com International Ltd. ADR(2)	25,185		1,328
Home Depot, Inc. (The)	5,740		939
IMAX Corp.(2)	13,420		304
Kroton Educacional S.A. Sponsored ADR	63,150		397
Las Vegas Sands Corp.	21,190		1,360
McDonald’s Corp.	4,270		669
MercadoLibre, Inc.	840		217
Netflix, Inc.(2)	6,680		1,211
NIKE, Inc. Class B	15,110		783
Priceline Group, Inc. (The)(2)	795		1,456
Ross Stores, Inc.	11,610		750
Sony Corp. Sponsored ADR	10,428		389

	SHARES	VALUE

Consumer Discretionary—(continued)
Starbucks Corp.	12,250	$658

		12,316

Consumer Staples—4.1%
Costco Wholesale Corp.	2,170	357
Fomento Economico Mexicano SAB de C.V. ADR	4,485	428
Marine Harvest ASA Sponsored ADR(2)	20,009	397
Monster Beverage Corp.(2)	29,390	1,624
Philip Morris International, Inc.	10,530	1,169

		3,975

Energy—2.6%
Cabot Oil & Gas Corp.	15,050	403
Core Laboratories N.V.	4,950	488
Frontera Energy Corp.(2)	557	19
Pioneer Natural Resources Co.	4,390	648
Statoil ASA Sponsored ADR	23,786	478
TechnipFMC plc(2)	15,605	436

		2,472

Financials—5.8%
Bank of America Corp.	48,340	1,225
BNP Paribas S.A. ADR	12,530	507
BOC Hong Kong Holdings Ltd. Sponsored ADR	3,020	292
CaixaBank S.A. ADR	277,495	461
Charles Schwab Corp. (The)	14,530	635
DBS Group Holdings Ltd. Sponsored ADR	7,626	470
ING Groep N.V. Sponsored ADR	26,676	491
MarketAxess Holdings, Inc.	1,130	208
ORIX Corp. Sponsored ADR	5,757	466
UBS Group AG Registered Shares	26,826	460
Zurich Insurance Group AG ADR	13,947	427

		5,642

Health Care—6.3%
Allergan plc	1,804	370
BioMarin Pharmaceutical, Inc.(2)	7,660	713
Celgene Corp.(2)	11,230	1,638
Danaher Corp.	7,880	676
HealthEquity, Inc.(2)	9,580	484
ICON plc(2)	5,125	584
Illumina, Inc.(2)	3,550	707

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

	SHARES	VALUE

Health Care—(continued)
Zoetis, Inc.	13,960	$890

		6,062

Industrials—4.7%
Airbus SE ADR	19,587	464
Ashtead Group plc ADR	4,917	474
Caterpillar, Inc.	6,410	799
Kansas City Southern	4,390	477
Nidec Corp. Sponsored ADR	18,870	579
RELX plc Sponsored ADR	19,270	431
Rockwell Automation, Inc.	2,480	442
Roper Technologies, Inc.	3,680	896

		4,562

Information Technology—21.7%
Accenture plc Class A	5,460	738
Activision Blizzard, Inc.	12,860	830
Alibaba Group Holding Ltd. Sponsored ADR(2)	16,810	2,903
Alphabet, Inc. Class A(2)	770	750
Amphenol Corp. Class A	16,590	1,404
Broadcom Ltd.	1,739	422
Check Point Software Technologies Ltd.(2)	3,735	426
CoStar Group, Inc.(2)	2,280	612
Facebook, Inc. Class A(2)	25,770	4,403
Gartner, Inc.(2)	4,290	534
Hitachi Ltd. ADR	7,119	502
NVIDIA Corp.	8,200	1,466
Paycom Software, Inc.(2)	10,460	784
SAP SE Sponsored ADR	3,914	429
Tencent Holdings Ltd. ADR	20,890	917
Visa, Inc. Class A	16,800	1,768
Workday, Inc. Class A(2)	9,450	996
Yandex N.V. Class A(2)	35,000	1,153

		21,037

Materials—2.5%
Anhui Conch Cement Co., Ltd. ADR	22,362	449
Ecolab, Inc.	5,730	737
Fortescue Metals Group Ltd. Sponsored ADR	41,695	338
Heidelbergcement AG ADR	20,934	430
Toray Industries, Inc. ADR	22,835	456

		2,410

	SHARES	VALUE

Real Estate—0.6%
Lendlease Group Sponsored ADR	38,545	$543

Telecommunication Services—0.4%
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	10,483	360

Utilities—0.4%
Veolia Environnement S.A. ADR	17,495	403
Vistra Energy Corp.	1,084	20

		423
TOTAL COMMON STOCKS (Identified Cost $48,567)		59,802

AFFILIATED MUTUAL FUND(9)—0.3%

Virtus Newfleet Credit Opportunities Fund Class R6	33,447	327
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		327

RIGHTS—0.0%

Vistra Energy Corp.(1)(14)	1,084	1
TOTAL RIGHTS (Identified Cost $1)		1
TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $83,444)		95,162	(10)

SHORT-TERM INVESTMENT—1.4%

Money Market Mutual Fund(9)—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.920%)	1,338,023	1,338
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,338)		1,338

TOTAL INVESTMENTS—99.7% (Identified Cost $84,782)		96,500

Other assets and liabilities, net—0.3%		297

NET ASSETS—100.0%		$96,797

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2017

($ reported in thousands)

REIT        Real Estate Investment Trust

Footnote Legend:

(1)	Illiquid security.
(2)	Non-income producing.
(3)	Variable rate security. Rate disclosed is as of September 30, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $10,223 or 10.6% of net assets.
(5)	Interest payments may be deferred.
(6)	Value shown as par value.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Amount is less than $500.
(12)	This loan will settle after September 30, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

($ reported in thousands)

Country Weightings †
United States	74%
China	6
France	2
Japan	2
Russia	2
United Kingdom	2
Ireland	1
Other	11

Total	100%

† % of total investments as of September 30, 2017

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Series’ investments as of September 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,351	$—	$2,351	$—
Corporate Bonds And Notes	17,618	—	17,618	—	*
Foreign Government Securities	543	—	543	—
Loan Agreements	675	—	675	—	*
Mortgage-Backed Securities	9,362	—	9,362	—
Municipal Bonds	1,499	—	1,499	—
U.S. Government Securities	2,061	—	2,061	—
Equity Securities:
Affiliated Mutual Fund	327	327	—	—
Common Stocks	59,802	59,802	—	—
Preferred Stocks	923	127	796	—
Rights	1	—	—	1
Short-Term Investment	1,338	1,338	—	—

Total Investments	$96,500	$61,594	$34,905	$1

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2017.

*Amount is less than $500.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds and Notes		Loan Agreements		Rights
Balance as of December 31, 2016:	$2		$-		$-		$2
Accrued discount/(premium)	-		-		-		-
Realized gain (loss)	-		-		-		-
Change in unrealized appreciation (depreciation)	-	(c)	-	(c)	-		-
Purchases	-		-		-		-
Sales(b)	(1)		-		-		(1)
Transfers into Level 3 (a)	-	(c)(d)	-		-	(c)(d)	-
Transfers from Level 3 (a)	-		-		-		-

Balance as of September 30, 2017	$1		$-	(c)(e)	$-	(c)(e)	$1

(a) “Transfers into and/or from” represent the ending value as of September 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

(d) The transfer into Level 3 is due to a security default.

(e) Includes internally fair valued security.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange-Traded Funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2017

course of business at the approximate amount at which such securities have been valued by the applicable Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at September 30, 2017:

($ reported in thousands)

Series	Aggregate Value	% of Series’ net assets
Newfleet Multi-Sector Intermediate Bond Series	$ 73	0.1%
Virtus Strategic Allocation Series	1	0.0

At September 30, 2017, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/29/2017

By (Signature and Title)*	/s/W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/29/2017

* Print the name and title of each signing officer under his or her signature.